UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.9%)
Aerospace & Defense (3.1%)
Curtiss-Wright Corp.	200	$5,610
General Dynamics Corp.	1,600	66,544
Goodrich Corp.	700	26,523
Honeywell International, Inc.	400	11,144
L-3 Communications Holdings, Inc.	200	13,560
Lockheed Martin Corp.	500	34,515
Northrop Grumman Corp.	700	30,548
Raytheon Co.	300	11,682
Rockwell Collins, Inc.	400	13,056
Spirit AeroSystems Holdings, Inc. Class A*	100	997
The Boeing Co.	200	7,116
United Technologies Corp.	200	8,596
		229,891
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	100	2,829
FedEx Corp.	200	8,898
United Parcel Service, Inc. Class B	200	9,844
		21,571
Airlines (0.1%)
Alaska Air Group, Inc.*	354	6,220
Southwest Airlines Co.	400	2,532
		8,752
Auto Components (0.8%)
Autoliv, Inc.	800	14,856
BorgWarner, Inc.	800	16,240
Gentex Corp.	600	5,976
Johnson Controls, Inc.	1,200	14,400
The Goodyear Tire & Rubber Co.*	100	626
WABCO Holdings, Inc.	700	8,617
		60,715
Automobiles (0.2%)
Ford Motor Co.*	1,100	2,893
General Motors Corp.	300	582
Harley-Davidson, Inc.	700	9,373
		12,848
Beverages (1.4%)
Coca-Cola Enterprises, Inc.	200	2,638
Dr. Pepper Snapple Group, Inc.*	1,400	23,674
Molson Coors Brewing Co. Class B	200	6,856
PepsiAmericas, Inc.	1,500	25,875
PepsiCo, Inc.	200	10,296
The Coca-Cola Co.	400	17,580
The Pepsi Bottling Group, Inc.	800	17,712
		104,631
Biotechnology (0.8%)
Amgen, Inc.*	200	9,904
BioMarin Pharmaceutical, Inc.*	200	2,470
Celgene Corp.*	100	4,440
Facet Biotech Corp.*	20	190
Genzyme Corp.*	200	11,878
Gilead Sciences, Inc.*	400	18,528
Myriad Genetics, Inc.*	200	9,094
PDL BioPharma, Inc.	100	708
		57,212
Building Products (0.0%)
Masco Corp.	100	698

	Number of Shares	Value
COMMON STOCKS
Capital Markets (4.8%)
Ameriprise Financial, Inc.	1,200	$24,588
Bank of New York Mellon Corp.	300	8,475
BlackRock, Inc.	100	13,004
E*TRADE Financial Corp.*	400	512
Eaton Vance Corp.	300	6,855
Federated Investors, Inc. Class B	2,500	55,650
Franklin Resources, Inc.	500	26,935
Invesco, Ltd.	900	12,474
Investment Technology Group, Inc.*	600	15,312
Janus Capital Group, Inc.	3,900	25,935
Morgan Stanley	200	4,554
Northern Trust Corp.	700	41,874
State Street Corp.	1,300	40,014
T. Rowe Price Group, Inc.	1,400	40,404
The Charles Schwab Corp.	1,500	23,250
Waddell & Reed Financial, Inc. Class A	1,100	19,877
		359,713
Chemicals (2.4%)
Air Products & Chemicals, Inc.	100	5,625
Airgas, Inc.	200	6,762
CF Industries Holdings, Inc.	400	28,452
Eastman Chemical Co.	300	8,040
FMC Corp.	500	21,570
International Flavors & Fragrances, Inc.	100	3,046
Monsanto Co.	200	16,620
Nalco Holding Co.	400	5,228
Olin Corp.	300	4,281
PPG Industries, Inc.	400	14,760
Rohm & Haas Co.	100	7,884
Terra Industries, Inc.	200	5,618
The Dow Chemical Co.	2,800	23,604
The Mosaic Co.	400	16,792
The Valspar Corp.	700	13,979
		182,261
Commercial Banks (2.2%)
BancorpSouth, Inc.	200	4,168
Bank of Hawaii Corp.	600	19,788
BB&T Corp.	500	8,460
Cullen/Frost Bankers, Inc.	400	18,776
Fifth Third Bancorp	200	584
First Commonwealth Financial Corp.	200	1,774
First Horizon National Corp.	107	1,147
Huntington Bancshares, Inc.	6,500	10,790
M&T Bank Corp.	400	18,096
Marshall & Ilsley Corp.	4,200	23,646
PNC Financial Services Group, Inc.	423	12,389
Regions Financial Corp.	5,100	21,726
SunTrust Banks, Inc.	200	2,348
U.S. Bancorp	600	8,766
Wells Fargo & Co.	500	7,120
Zions Bancorporation	100	983
		160,561
Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	200	4,468
Pitney Bowes, Inc.	200	4,670
R. R. Donnelley & Sons Co.	800	5,864
Republic Services, Inc.	1,300	22,295
Rollins, Inc.	500	8,575
The Brink’s Co.	500	13,230
Waste Connections, Inc.*	100	2,570

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Waste Management, Inc.	300	$7,680
		69,352
Communications Equipment (0.8%)
Arris Group, Inc.*	200	1,474
Ciena Corp.*	200	1,556
Cisco Systems, Inc.*	1,200	20,124
Corning, Inc.	600	7,962
F5 Networks, Inc.*	500	10,475
JDS Uniphase Corp.*	100	325
Juniper Networks, Inc.*	100	1,506
Motorola, Inc.	1,000	4,230
QUALCOMM, Inc.	200	7,782
Tellabs, Inc.*	200	916
		56,350
Computers & Peripherals (3.5%)
Apple Computer, Inc.*	200	21,024
Dell, Inc.*	2,200	20,856
EMC Corp.*	1,600	18,240
Hewlett-Packard Co.	400	12,824
International Business Machines Corp.	300	29,067
Lexmark International, Inc. Class A*	2,000	33,740
NCR Corp.*	3,400	27,030
NetApp, Inc.*	300	4,452
QLogic Corp.*	4,300	47,816
Sun Microsystems, Inc.*	300	2,196
Synaptics, Inc.*	200	5,352
Teradata Corp.*	300	4,866
Western Digital Corp.*	1,900	36,746
		264,209
Construction & Engineering (0.8%)
Fluor Corp.	1,200	41,460
Foster Wheeler AG*	200	3,494
Granite Construction, Inc.	300	11,244
KBR, Inc.	100	1,381
MasTec, Inc.*	300	3,627
		61,206
Consumer Finance (0.2%)
American Express Co.	400	5,452
Discover Financial Services	1,000	6,310
SLM Corp.*	200	990
		12,752
Containers & Packaging (0.9%)
AptarGroup, Inc.	400	12,456
Crown Holdings, Inc.*	200	4,546
Owens-Illinois, Inc.*	200	2,888
Packaging Corp. of America	1,100	14,322
Pactiv Corp.*	1,500	21,885
Sealed Air Corp.	200	2,760
Sonoco Products Co.	500	10,490
		69,347
Diversified Consumer Services (0.6%)
Career Education Corp.*	100	2,396
H&R Block, Inc.	2,000	36,380
Weight Watchers International, Inc.	300	5,565
		44,341
Diversified Financial Services (0.4%)
Bank of America Corp.	811	5,531
CIT Group, Inc.	100	285

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services
Citigroup, Inc.	2,300	$5,819
JPMorgan Chase & Co.	500	13,290
NYSE Euronext	100	1,790
The NASDAQ OMX Group, Inc.*	300	5,874
		32,589
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	997	25,125
CenturyTel, Inc.	700	19,684
Embarq Corp.	300	11,355
FairPoint Communications, Inc.	67	52
Qwest Communications International, Inc.	700	2,394
Verizon Communications, Inc.	300	9,060
Windstream Corp.	400	3,224
		70,894
Electric Utilities (0.5%)
Cleco Corp.	100	2,169
DPL, Inc.	200	4,508
Duke Energy Corp.	300	4,296
Edison International	300	8,643
FirstEnergy Corp.	100	3,860
Hawaiian Electric Industries, Inc.	200	2,748
PPL Corp.	100	2,871
Unisource Energy Corp.	300	8,457
Westar Energy, Inc.	100	1,753
		39,305
Electrical Equipment (0.3%)
Brady Corp. Class A	700	12,341
Rockwell Automation, Inc.	400	8,736
Thomas & Betts Corp.*	100	2,502
		23,579
Electronic Equipment, Instruments & Components (0.6%)
Benchmark Electronics, Inc.*	1,700	19,040
Cogent, Inc.*	100	1,190
FLIR Systems, Inc.*	200	4,096
Ingram Micro, Inc. Class A*	1,000	12,640
Jabil Circuit, Inc.	100	556
Tyco Electronics, Ltd.	600	6,624
		44,146
Energy Equipment & Services (4.0%)
Baker Hughes, Inc.	300	8,565
BJ Services Co.	600	5,970
Cameron International Corp.*	400	8,772
CARBO Ceramics, Inc.	100	2,844
Dresser-Rand Group, Inc.*	800	17,680
ENSCO International, Inc.	2,200	58,080
FMC Technologies, Inc.*	200	6,274
Halliburton Co.	200	3,094
Helmerich & Payne, Inc.	200	4,554
National-Oilwell Varco, Inc.*	600	17,226
Noble Corp.	4,000	96,360
Oceaneering International, Inc.*	200	7,374
Patterson-UTI Energy, Inc.	800	7,168
Pride International, Inc.*	200	3,596
Rowan Cos., Inc.	1,500	17,955
Schlumberger, Ltd.	200	8,124
Smith International, Inc.	100	2,148
Tidewater, Inc.	700	25,991
		301,775

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	200	$9,264
CVS Caremark Corp.	600	16,494
Ruddick Corp.	100	2,245
Safeway, Inc.	400	8,076
SUPERVALU, Inc.	100	1,428
Sysco Corp.	1,400	31,920
The Kroger Co.	200	4,244
Wal-Mart Stores, Inc.	500	26,050
Walgreen Co.	400	10,384
Whole Foods Market, Inc.	400	6,720
		116,825
Food Products (1.5%)
Archer-Daniels-Midland Co.	900	25,002
Campbell Soup Co.	200	5,472
Dean Foods Co.*	100	1,808
Del Monte Foods Co.	4	29
Flowers Foods, Inc.	400	9,392
H.J. Heinz Co.	100	3,306
Hormel Foods Corp.	300	9,513
Kraft Foods, Inc. Class A	200	4,458
McCormick & Co., Inc.	300	8,871
Sara Lee Corp.	100	808
The Hershey Co.	400	13,900
The J.M. Smucker Co.	400	14,908
TreeHouse Foods, Inc.*	100	2,879
Tyson Foods, Inc. Class A	300	2,817
Unilever NV NY Shares	400	7,840
		111,003
Gas Utilities (1.3%)
Atmos Energy Corp.	200	4,624
New Jersey Resources Corp.	800	27,184
Nicor, Inc.	300	9,969
Northwest Natural Gas Co.	400	17,368
Piedmont Natural Gas Co., Inc.	800	20,712
South Jersey Industries, Inc.	100	3,500
WGL Holdings, Inc.	300	9,840
		93,197
Health Care Equipment & Supplies (1.6%)
Boston Scientific Corp.*	400	3,180
Covidien, Ltd.	200	6,648
Edwards Lifesciences Corp.*	700	42,441
Hospira, Inc.*	100	3,086
Kinetic Concepts, Inc.*	200	4,224
Medtronic, Inc.	1,000	29,470
Stryker Corp.	300	10,212
Thoratec Corp.*	200	5,138
Varian Medical Systems, Inc.*	300	9,132
Zimmer Holdings, Inc.*	100	3,650
		117,181
Health Care Providers & Services (4.3%)
Aetna, Inc.	2,100	51,093
AmerisourceBergen Corp.	600	19,596
CIGNA Corp.	1,800	31,662
Community Health Systems, Inc.*	100	1,534
Coventry Health Care, Inc.*	900	11,646
Express Scripts, Inc.*	100	4,617
Humana, Inc.*	600	15,648
Kindred Healthcare, Inc.*	200	2,990
Lincare Holdings, Inc.*	4,385	95,593
Magellan Health Services, Inc.*	200	7,288
McKesson Corp.	400	14,016

	Number of
	Shares	Value
COMMON STOCKS
Health Care Providers & Services
Medco Health Solutions, Inc.*	100	$4,134
Owens & Minor, Inc.	300	9,939
Quest Diagnostics, Inc.	400	18,992
Tenet Healthcare Corp.*	300	348
UnitedHealth Group, Inc.	500	10,465
WellPoint, Inc.*	600	22,782
		322,343
Health Care Technology (0.3%)
Cerner Corp.*	400	17,588
IMS Health, Inc.	300	3,741
		21,329
Hotels, Restaurants & Leisure (1.4%)
Burger King Holdings, Inc.	100	2,295
Carnival Corp.	1,400	30,240
Cracker Barrel Old Country Store, Inc.	100	2,864
Darden Restaurants, Inc.	400	13,704
McDonald’s Corp.	200	10,914
Starbucks Corp.*	300	3,333
Starwood Hotels & Resorts Worldwide, Inc.	200	2,540
The Steak n Shake Co.*	100	757
Tim Hortons, Inc.	200	5,074
WMS Industries, Inc.*	1,100	23,001
Wyndham Worldwide Corp.	100	420
Yum! Brands, Inc.	200	5,496
		100,638
Household Durables (1.3%)
D.R. Horton, Inc.	100	970
Fortune Brands, Inc.	100	2,455
Harman International Industries, Inc.	1,100	14,883
Leggett & Platt, Inc.	500	6,495
M.D.C. Holdings, Inc.	400	12,456
Newell Rubbermaid, Inc.	3,600	22,968
Snap-on, Inc.	400	10,040
The Black & Decker Corp.	400	12,624
The Stanley Works	200	5,824
Whirlpool Corp.	300	8,877
		97,592
Household Products (0.9%)
Church & Dwight Co., Inc.	200	10,446
Clorox Co.	400	20,592
Energizer Holdings, Inc.*	200	9,938
Kimberly-Clark Corp.	200	9,222
The Procter & Gamble Co.	300	14,127
		64,325
Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	300	6,198
Mirant Corp.*	800	9,120
NRG Energy, Inc.*	200	3,520
Ormat Technologies, Inc.	300	8,238
		27,076
Industrial Conglomerates (1.8%)
3M Co.	200	9,944
General Electric Co.	4,400	44,484
Koninklijke (Royal) Philips Electronics NV NY Shares	4,100	60,967
McDermott International, Inc.*	100	1,339
Otter Tail Corp.	500	11,025
Textron, Inc.	100	574

	Number of
	Shares	Value
COMMON STOCKS
Industrial Conglomerates
Tyco International, Ltd.	400	$7,824
		136,157
Insurance (6.2%)
ACE, Ltd.	1,000	40,400
Aflac, Inc.	2,300	44,528
American Financial Group, Inc.	600	9,630
Aon Corp.	200	8,164
Arthur J. Gallagher & Co.	300	5,100
Assurant, Inc.	900	19,602
Brown & Brown, Inc.	600	11,346
CNA Financial Corp.	100	916
Endurance Specialty Holdings, Ltd.	400	9,976
First American Corp.	300	7,953
Genworth Financial, Inc. Class A	100	190
Hanover Insurance Group, Inc.	100	2,882
HCC Insurance Holdings, Inc.	100	2,519
Horace Mann Educators Corp.	200	1,674
Lincoln National Corp.	200	1,338
Loews Corp.	900	19,890
Marsh & McLennan Cos., Inc.	200	4,050
MBIA, Inc.*	100	458
MetLife, Inc.	700	15,939
PartnerRe, Ltd.	100	6,207
Principal Financial Group, Inc.	200	1,636
Prudential Financial, Inc.	100	1,902
Reinsurance Group of America, Inc.	400	12,956
RenaissanceRe Holdings, Ltd.	200	9,888
StanCorp Financial Group, Inc.	100	2,278
The Allstate Corp.	2,300	44,045
The Chubb Corp.	500	21,160
The Hartford Financial Services Group, Inc.	200	1,570
The Progressive Corp.	300	4,032
The Travelers Cos., Inc.	2,200	89,408
Torchmark Corp.	700	18,361
Unum Group	3,200	40,000
XL Capital, Ltd. Class A	200	1,092
		461,090
Internet & Catalog Retail (0.1%)
Expedia, Inc.*	400	3,632

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	200	3,880
eBay, Inc.*	200	2,512
Google, Inc. Class A*	100	34,806
Sohu.com, Inc.*	400	16,524
Yahoo!, Inc.*	300	3,843
		61,565
IT Services (2.9%)
Accenture, Ltd. Class A	200	5,498
Automatic Data Processing, Inc.	600	21,096
Broadridge Financial Solutions, Inc.	2,254	41,947
Cognizant Technology Solutions Corp. Class A*	300	6,237
Computer Sciences Corp.*	1,000	36,840
DST Systems, Inc.*	100	3,462
Gartner, Inc.*	600	6,606
Global Payments, Inc.	200	6,682
Hewitt Associates, Inc. Class A*	900	26,784
NeuStar, Inc. Class A*	600	10,050
Paychex, Inc.	700	17,969
Total System Services, Inc.	1,900	26,239
Western Union Co.	400	5,028
		214,438

	Number of
	Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.3%)
Eastman Kodak Co.	200	$760
Hasbro, Inc.	800	20,056
Mattel, Inc.	200	2,306
		23,122
Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc. Class A*	300	19,770
Charles River Laboratories International, Inc.*	100	2,721
Covance, Inc.*	200	7,126
Life Technologies Corp.*	621	20,170
PerkinElmer, Inc.	100	1,277
Pharmaceutical Product Development, Inc.	100	2,372
Waters Corp.*	300	11,085
		64,521
Machinery (3.6%)
AGCO Corp.*	300	5,880
Caterpillar, Inc.	200	5,592
CLARCOR, Inc.	200	5,038
Crane Co.	2,700	45,576
Cummins, Inc.	1,300	33,085
Danaher Corp.	200	10,844
Deere & Co.	200	6,574
Dover Corp.	2,500	65,950
Federal Signal Corp.	22	116
Flowserve Corp.	300	16,836
Graco, Inc.	1,000	17,070
Illinois Tool Works, Inc.	200	6,170
Ingersoll-Rand Co., Ltd. Class A	1,100	15,180
John Bean Technologies Corp.	21	220
Joy Global, Inc.	300	6,390
PACCAR, Inc.	400	10,304
Parker Hannifin Corp.	350	11,893
The Gorman-Rupp Co.	100	1,980
The Manitowoc Co., Inc.	200	654
The Timken Co.	200	2,792
		268,144
Marine (0.1%)
Kirby Corp.*	300	7,992

Media (1.5%)
Cablevision Systems Corp. Group A	200	2,588
CBS Corp. Class B	200	768
Comcast Corp. Class A	200	2,728
DISH Network Corp. Class A*	1,900	21,109
Liberty Global, Inc. Class A*	300	4,368
Marvel Entertainment, Inc.*	400	10,620
News Corp. Class A	1,500	9,930
Omnicom Group, Inc.	600	14,040
Regal Entertainment Group Class A	1,200	16,092
Scripps Networks Interactive Class A	100	2,251
The Interpublic Group of Cos., Inc.*	200	824
The McGraw-Hill Cos., Inc.	300	6,861
The New York Times Co. Class A	100	452
The Walt Disney Co.	400	7,264
Time Warner Cable, Inc.	67	1,660
Time Warner, Inc.	267	5,147
Viacom, Inc. Class B*	100	1,738
		108,440
Metals & Mining (0.7%)
AK Steel Holding Corp.	200	1,424
Alcoa, Inc.	200	1,468
Allegheny Technologies, Inc.	200	4,386
Compass Minerals International, Inc.	300	16,911

	Number of
	Shares	Value
COMMON STOCKS
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	102	$3,887
Newmont Mining Corp.	200	8,952
Nucor Corp.	200	7,634
Southern Copper Corp.	100	1,742
United States Steel Corp.	300	6,339
Worthington Industries, Inc.	100	871
		53,614
Multi-Utilities (0.8%)
Alliant Energy Corp.	300	7,407
Avista Corp.	100	1,378
CH Energy Group, Inc.	100	4,690
Dominion Resources, Inc.	200	6,198
MDU Resources Group, Inc.	300	4,842
NiSource, Inc.	400	3,920
Public Service Enterprise Group, Inc.	200	5,894
Sempra Energy	500	23,120
TECO Energy, Inc.	300	3,345
		60,794
Multiline Retail (2.1%)
99 Cents Only Stores*	700	6,468
Big Lots, Inc.*	1,300	27,014
Dollar Tree, Inc.*	700	31,185
Family Dollar Stores, Inc.	1,100	36,707
Fred’s, Inc. Class A	100	1,128
J.C. Penney Co., Inc.	300	6,021
Macy’s, Inc.	200	1,780
Nordstrom, Inc.	1,200	20,100
Sears Holdings Corp.*	500	22,855
Target Corp.	200	6,878
		160,136
Office Electronics (0.0%)
Xerox Corp.	400	1,820

Oil, Gas & Consumable Fuels (7.1%)
Apache Corp.	100	6,409
Arch Coal, Inc.	300	4,011
Bill Barrett Corp.*	355	7,895
Chevron Corp.	1,300	87,412
Cimarex Energy Co.	200	3,676
ConocoPhillips	388	15,194
CONSOL Energy, Inc.	100	2,524
Devon Energy Corp.	200	8,938
EnCana Corp.	100	4,061
Encore Acquisition Co.*	200	4,654
Exxon Mobil Corp.	2,500	170,250
Kinder Morgan Management LLC*	215	8,764
Magellan Midstream Partners LP	300	8,811
Marathon Oil Corp.	1,100	28,919
Massey Energy Co.	100	1,012
Murphy Oil Corp.	800	35,816
Occidental Petroleum Corp.	400	22,260
Overseas Shipholding Group, Inc.	100	2,267
Peabody Energy Corp.	200	5,008
Petro-Canada	200	5,316
Plains All American Pipeline LP	100	3,676
Range Resources Corp.	200	8,232
Royal Dutch Shell PLC ADR	1,500	66,450
Southwestern Energy Co.*	100	2,969
Tesoro Corp.	100	1,347
The Williams Cos., Inc.	400	4,552
TransCanada Corp.	200	4,730
Valero Energy Corp.	200	3,580

	Number of
	Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.	300	$1,845
		530,578
Paper & Forest Products (0.6%)
International Paper Co.	3,800	26,752
MeadWestvaco Corp.	1,600	19,184
		45,936
Personal Products (0.9%)
Alberto-Culver Co.	900	20,349
Avon Products, Inc.	400	7,692
The Estee Lauder Cos., Inc. Class A	1,500	36,975
		65,016
Pharmaceuticals (5.4%)
Abbott Laboratories	200	9,540
Bristol-Myers Squibb Co.	900	19,728
Eli Lilly & Co.	400	13,364
Endo Pharmaceuticals Holdings, Inc.*	995	17,591
Forest Laboratories, Inc.*	2,900	63,684
Johnson & Johnson	1,100	57,860
King Pharmaceuticals, Inc.*	1,600	11,312
Medicis Pharmaceutical Corp. Class A	100	1,237
Merck & Co., Inc.	800	21,400
Mylan, Inc.*	100	1,341
Pfizer, Inc.	7,100	96,702
Schering-Plough Corp.	400	9,420
Sepracor, Inc.*	300	4,398
Valeant Pharmaceuticals International*	200	3,558
Watson Pharmaceuticals, Inc.*	2,400	74,664
		405,799
Professional Services (0.3%)
FTI Consulting, Inc.*	200	9,896
Monster Worldwide, Inc.*	600	4,890
Robert Half International, Inc.	300	5,349
		20,135
Real Estate Investment Trusts (0.6%)
Boston Properties, Inc.	100	3,503
Equity Residential	200	3,670
HCP, Inc.	100	1,785
Host Hotels & Resorts, Inc.	200	784
Kimco Realty Corp.	2,700	20,574
Plum Creek Timber Co., Inc.	100	2,907
ProLogis	200	1,300
Public Storage	100	5,525
Simon Property Group, Inc.	102	3,533
Vornado Realty Trust	101	3,357
		46,938
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	100	403

Road & Rail (0.6%)
CSX Corp.	100	2,585
Genesee & Wyoming, Inc., Class A*	100	2,125
Heartland Express, Inc.	600	8,886
Knight Transportation, Inc.	1,000	15,160
Werner Enterprises, Inc.	1,200	18,144
		46,900
Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	300	915
Analog Devices, Inc.	700	13,489
Applied Materials, Inc.	300	3,225

	Number of
	Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Intel Corp.	400	$6,020
Linear Technology Corp.	100	2,298
LSI Corp.*	300	912
MEMC Electronic Materials, Inc.*	600	9,894
Microchip Technology, Inc.	200	4,238
Micron Technology, Inc.*	300	1,218
NVIDIA Corp.*	400	3,944
Texas Instruments, Inc.	1,200	19,812
Varian Semiconductor Equipment Associates, Inc.*	100	2,166
		68,131
Software (2.4%)
Adobe Systems, Inc.*	800	17,112
Amdocs, Ltd.*	100	1,852
Autodesk, Inc.*	700	11,767
BMC Software, Inc.*	1,300	42,900
CA, Inc.	200	3,522
Compuware Corp.*	1,100	7,249
Electronic Arts, Inc.*	200	3,638
Intuit, Inc.*	200	5,400
Microsoft Corp.	3,300	60,621
Novell, Inc.*	200	852
Oracle Corp.*	300	5,421
Red Hat, Inc.*	200	3,568
Tyler Technologies, Inc.*	1,100	16,093
		179,995
Specialty Retail (5.0%)
Aaron Rents, Inc.	400	10,664
Abercrombie & Fitch Co. Class A	400	9,520
Advance Auto Parts, Inc.	200	8,216
Aeropostale, Inc.*	900	23,904
AutoNation, Inc.*	1,700	23,596
AutoZone, Inc.*	200	32,524
Barnes & Noble, Inc.	100	2,138
Best Buy Co., Inc.	200	7,592
Foot Locker, Inc.	600	6,288
GameStop Corp. Class A*	700	19,614
Guess?, Inc.	200	4,216
Limited Brands, Inc.	1,200	10,440
Lowe’s Cos., Inc.	300	5,475
Office Depot, Inc.*	100	131
RadioShack Corp.	3,300	28,281
Rent-A-Center, Inc.*	1,200	23,244
Ross Stores, Inc.	2,500	89,700
The Cato Corp. Class A	200	3,656
The Gap, Inc.	2,700	35,073
The Home Depot, Inc.	200	4,712
The Sherwin-Williams Co.	100	5,197
The TJX Cos., Inc.	300	7,692
Urban Outfitters, Inc.*	100	1,637
Williams-Sonoma, Inc.	737	7,429
		370,939
Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	100	1,881
Coach, Inc.*	300	5,010
Fossil, Inc.*	857	13,455
NIKE, Inc. Class B	300	14,067
Phillips-Van Heusen Corp.	1,800	40,824
The Timberland Co. Class A*	900	10,746
VF Corp.	200	11,422
		97,405

	Number of
	Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	600	$5,514
Fannie Mae	600	420
Freddie Mac	300	228
Hudson City Bancorp, Inc.	3,500	40,915
New York Community Bancorp, Inc.	1,900	21,223
NewAlliance Bancshares, Inc.	600	7,044
Ocwen Financial Corp.*	100	1,143
Washington Mutual, Inc.	1,200	67
		76,554
Tobacco (1.3%)
Altria Group, Inc.	900	14,418
Lorillard, Inc.	400	24,696
Philip Morris International, Inc.	800	28,464
Reynolds American, Inc.	200	7,168
Vector Group, Ltd.	1,500	19,485
		94,231
Trading Companies & Distributors (0.4%)
Fastenal Co.	700	22,508
GATX Corp.	400	8,092
		30,600
Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	200	3,000
Sprint Nextel Corp.*	1,200	4,284
Syniverse Holdings, Inc.*	200	3,152
		10,436
TOTAL COMMON STOCKS (Cost $8,232,335)		7,075,668

TOTAL INVESTMENTS AT VALUE (94.9%) (Cost $8,232,335)		7,075,668

OTHER ASSETS IN EXCESS OF LIABILITIES (5.1%)		378,251

NET ASSETS (100.0%)		$7,453,919

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$7,075,668	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,075,668	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $8,232,335, $375,247, $(1,531,914) and $(1,156,667), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
COMMERCIAL PAPER (4.0%)
CORPORATES (4.0%)
$1,000	Deere & Co.	(A-1, P-1)	05/12/09	0.520	$999,408
1,800	Emerson Electric Co.	(A-1, P-1)	05/11/09	0.330	1,799,340
TOTAL COMMERCIAL PAPER (Cost $2,798,748)					2,798,748

STRUCTURED NOTES (11.9%)
1,200	Deutsche Bank AG London, Series DJAIG, Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.397	1,197,480
2,000	Deutsche Bank AG London, Series DJAIG, Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.363	2,420,800
4,700	Svensk Exportkredit AB, Series DJAIG, Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	1.601	4,687,883
TOTAL STRUCTURED NOTES (Cost $7,900,000)					8,306,163

UNITED STATES AGENCY OBLIGATIONS (50.3%)
5,000	Fannie Mae#	(AAA, Aaa)	02/12/10	1.167	5,011,135
1,500	Fannie Mae Discount Notes	(AAA, Aaa)	06/15/09	0.240	1,499,484
500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/15/09	0.395	499,759
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/29/09	0.140	2,999,323
2,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/12/09	0.260	2,299,241
2,400	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/18/09	0.240	2,399,141
5,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	1.171	5,010,555
2,300	Federal Home Loan Banks Series 1#	(AAA, Aaa)	07/10/09	1.179	2,303,271
3,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	1.044	2,995,203
3,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	1.254	3,001,437
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/08/09	0.348	1,999,376
2,050	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	2.639	2,049,229
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	06/25/09	0.400	1,499,415
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	07/13/09	0.460	1,499,206
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $35,027,750)					35,065,775

UNITED STATES TREASURY OBLIGATION (3.6%)
2,500	United States Treasury Bills (Cost $2,498,675)	(AAA, Aaa)	06/25/09	0.224	2,499,115

VARIABLE RATE CORPORATE OBLIGATION (5.8%)
DIVERSIFIED FINANCIALS (5.8%)
4,000	Procter & Gamble Co., Series MTN, Senior Unsecured Notes# (Cost $4,000,000)	(AA-, Aa3)	09/09/09	1.314	3,993,032

SHORT-TERM INVESTMENT (0.6%)
432	State Street Bank and Trust Co. Euro Time Deposit (Cost $432,000)		04/01/09	0.010	432,000

Number of Shares
WHOLLY-OWNED SUBSIDIARY (23.9%)
45,531,732	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $32,027,968)				16,649,111

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $84,685,141)					69,743,944

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)					(48,855)

NET ASSETS (100.0%)					$69,695,089

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.
^	Affiliated issuer.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index.  Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	69,743,944	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$69,743,944	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $84,685,141, $464,062, $(15,405,259) and $(14,941,197), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (87.6%)
Brazil (8.9%)
Air Freight & Logistics (0.4%)
Log-in Logistica Intermodal SA	71,000	$182,261

Commercial Banks (1.0%)
Itau Unibanco Banco Multiplo SA ADR	45,426	494,233

Diversified Financial Services (0.4%)
BM&F BOVESPA SA	65,000	198,480

Diversified Telecommunication Services (1.2%)
Brasil Telecom Participacoes SA	16,259	433,408
Global Village Telecom SA*	15,700	180,510
		613,918
Electric Utilities (1.2%)
Companhia Energetica de Minas Gerais	18,364	271,420
EDP - Energias do Brasil SA	30,200	318,102
		589,522
Household Durables (0.4%)
PDG Realty SA Empreendimentos e Participacoes	32,300	181,545

Independent Power Producers & Energy Traders (0.7%)
Tractebel Energia SA	45,000	336,193

IT Services (0.5%)
Redecard SA	21,227	258,624

Multiline Retail (0.3%)
Lojas Renner SA	24,400	151,026

Oil, Gas & Consumable Fuels (2.8%)
Petroleo Brasileiro SA - Petrobras ADR	56,100	1,374,450
TOTAL BRAZIL		4,380,252

Chile (1.7%)
Diversified Telecommunication Services (0.6%)
Empresa Nacional de Telecumunicaciones SA	23,500	270,417

Independent Power Producers & Energy Traders (0.5%)
Empresa Nacional de Electricidad SA ADR	7,000	262,500

Water Utilities (0.6%)
Inversiones Aguas Metropolitanas SA	300,000	280,807
TOTAL CHILE		813,724

China (10.1%)
Automobiles (0.7%)
Dongfeng Motor Group Co., Ltd. Series H	620,000	322,790

Commercial Banks (2.7%)
China Construction Bank Series H	1,031,400	585,549
Industrial & Commercial Bank of China Series H	1,491,500	771,377
		1,356,926
Construction & Engineering (1.1%)
China Communications Construction Co., Ltd. Series H	250,000	274,365
China Railway Construction Corp. Series H*	213,000	277,391
		551,756
Insurance (2.4%)
China Life Insurance Co., Ltd. Series H	267,100	878,563
Ping An Insurance Group Co., Ltd. Series H	53,000	316,550
		1,195,113
Metals & Mining (0.4%)
Maanshan Iron & Steel Co., Ltd. Series H	559,737	197,016

Multiline Retail (0.6%)
Parkson Retail Group, Ltd.	270,000	273,913

Oil, Gas & Consumable Fuels (1.2%)
PetroChina Co., Ltd. Series H	776,880	617,832

	Number of
	Shares	Value
COMMON STOCKS
China
Transportation Infrastructure (1.0%)
Jiangsu Expressway Co., Ltd. Series H	696,000	$472,860
TOTAL CHINA		4,988,206

Colombia (0.5%)
Diversified Financial Services (0.5%)
Suramericana de Inversiones SA	38,200	238,179
TOTAL COLOMBIA		238,179

Czech Republic (0.5%)
Electric Utilities (0.5%)
CEZ	7,300	258,704
TOTAL CZECH REPUBLIC		258,704

Egypt (0.3%)
Wireless Telecommunication Services (0.3%)
Orascom Telecom Holding S.A.E	36,000	163,421
TOTAL EGYPT		163,421

Hong Kong (7.2%)
Diversified Telecommunication Services (1.0%)
China Communication Services Corp., Ltd. Series H	340,000	202,916
China Unicom, Ltd.	259,000	270,295
		473,211
Independent Power Producers & Energy Traders (0.2%)
China Resources Power Holdings Co., Ltd.	50,000	105,008

Oil, Gas & Consumable Fuels (1.1%)
CNOOC, Ltd.	529,500	534,192

Real Estate Management & Development (0.6%)
China Resources Land, Ltd.	199,542	313,074

Wireless Telecommunication Services (4.3%)
China Mobile, Ltd.	244,044	2,130,735
TOTAL HONG KONG		3,556,220

India (5.1%)
Commercial Banks (0.5%)
ICICI Bank, Ltd. ADR	17,800	236,562

Construction & Engineering (0.5%)
Larsen & Toubro, Ltd. GDR	17,500	227,500

Diversified Financial Services (0.9%)
iShares MSCI India*	140,000	474,600

IT Services (0.9%)
Infosys Technologies, Ltd. ADR	17,400	463,362

Oil, Gas & Consumable Fuels (1.4%)
Reliance Industries, Ltd.	23,010	692,020

Wireless Telecommunication Services (0.9%)
Bharti Airtel, Ltd.*	35,574	437,616
TOTAL INDIA		2,531,660

Indonesia (0.9%)
Diversified Telecommunication Services (0.7%)
PT Telekomunikasi Indonesia	538,984	351,757

Industrial Conglomerates (0.0%)
PT Bakrie & Brothers Tbk*	3,098,700	7,319

Metals & Mining (0.2%)
Straits Resources, Ltd.	116,000	102,987
TOTAL INDONESIA		462,063

Israel (4.8%)
Chemicals (0.5%)
Israel Chemicals, Ltd.	33,500	271,730

Diversified Telecommunication Services (0.7%)
Bezeq Israeli Telecommunication Corporation, Ltd.	230,000	360,780

	Number of
	Shares	Value
COMMON STOCKS
Israel
Pharmaceuticals (2.8%)
Teva Pharmaceutical Industries, Ltd. ADR	30,380	$1,368,619

Software (0.8%)
Check Point Software Technologies, Ltd.*	17,000	377,570
TOTAL ISRAEL		2,378,699

Kazakhstan (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
KazMunaiGas Exploration Production GDR	14,300	213,070
TOTAL KAZAKHSTAN		213,070

Malaysia (2.0%)
Diversified Telecommunication Services (0.7%)
Telekom Malaysia Berhad	386,973	373,687

Food Products (0.5%)
IOI Corporation Berhad	219,075	228,709

Hotels, Restaurants & Leisure (0.8%)
Berjaya Sports Toto Berhad	95,000	119,380
Resorts World Berhad	470,971	276,535
		395,915
TOTAL MALAYSIA		998,311

Mexico (4.6%)
Beverages (0.7%)
Fomento Economico Mexicano SAB de CV ADR	12,731	320,949

Food & Staples Retailing (0.5%)
Wal-Mart de Mexico SAB de CV ADR*	9,529	223,512

Household Durables (0.4%)
Urbi Desarrollos Urbanos SA de CV*	237,772	209,734

Metals & Mining (0.4%)
Grupo Mexico SA de CV Series B	267,601	195,819

Wireless Telecommunication Services (2.6%)
America Movil SAB de CV ADR Series L	34,574	936,264
America Movil SAB de CV Series L	266,342	364,301
		1,300,565
TOTAL MEXICO		2,250,579

Peru (0.7%)
Metals & Mining (0.7%)
Compania de Minas Buenaventura SA ADR	14,800	354,904
TOTAL PERU		354,904

Poland (0.8%)
Commercial Banks (0.4%)
Powszechna Kasa Oszczednosci Bank Polski SA	31,500	192,439

Diversified Telecommunication Services (0.4%)
Telekomunikacja Polska GDR	35,000	193,200
TOTAL POLAND		385,639

Russia (6.0%)
Commercial Banks (0.4%)
Sberbank RF	317,000	195,623

Diversified Telecommunication Services (0.4%)
OAO Vimpel Communications ADR	27,745	181,452

Electric Utilities (0.1%)
Federal Grid Unified Energy System JSC*	25	0
OGK - 3	259,558	3,115
RusHydro*	2,178,604	48,003
Territorial Generating Co. 6*	152,614	14
TGK - 2*	8,190,898	410
TGK - 4*	10,009,531	1,401

	Number of
	Shares	Value
COMMON STOCKS
Russia
Electric Utilities
TGK-11 Holding OAO*	630,900	$63
		53,006
Food & Staples Retailing (0.3%)
Magnit GDR*	31,000	179,800

Independent Power Producers & Energy Traders (0.0%)
OGK - 4 OJSC*	648,173	9,723
TGK - 5 JSC*	5	0
The Second Wholesale Power Market Generating Co.*	315,955	2,654
		12,377
Oil, Gas & Consumable Fuels (4.4%)
Gazprom	239,914	924,214
Gazprom ADR	26,700	395,637
Lukoil ADR	14,600	547,500
Rosneft Oil Co.	68,000	291,720
		2,159,071
Wireless Telecommunication Services (0.4%)
Mobile Telesystems ADR	6,500	194,480
TOTAL RUSSIA		2,975,809

South Africa (7.5%)
Commercial Banks (0.6%)
ABSA Group, Ltd.	30,274	306,290

Construction & Engineering (0.5%)
Murray & Roberts Holdings, Ltd.	61,600	262,829

Construction Materials (0.2%)
Pretoria Portland Cement Co., Ltd.	33,097	109,354

Diversified Financial Services (0.5%)
FirstRand, Ltd.	52	66
Reinet Investments SCA*	6	5
Remgro Ltd.	34,296	243,353
		243,424
Diversified Telecommunication Services (0.5%)
Telkom South Africa, Ltd.	19,400	215,293

Food Products (0.6%)
Tiger Brands, Ltd.	21,797	309,735

Insurance (0.4%)
Liberty Holdings, Ltd.	25,500	168,937

Media (0.5%)
Naspers, Ltd. N Shares	14,500	244,381

Metals & Mining (1.4%)
AngloGold Ashanti, Ltd.	19,500	704,631

Oil, Gas & Consumable Fuels (0.9%)
Sasol	15,700	453,314

Wireless Telecommunication Services (1.4%)
MTN Group, Ltd.	62,700	692,944
TOTAL SOUTH AFRICA		3,711,132

South Korea (12.5%)
Auto Components (0.6%)
Hyundai Mobis	5,200	301,980

Beverages (0.5%)
Hite Brewery Co., Ltd.	2,749	273,484

Commercial Banks (1.0%)
KB Financial Group, Inc.*	12,010	290,518
Shinhan Financial Group Co., Ltd.*	11,832	214,018
		504,536
Construction & Engineering (1.1%)
GS Engineering & Construction Corp.	6,100	272,981

	Number of Shares	Value
COMMON STOCKS
South Korea
Construction & Engineering
Hyundai Development Co.	11,860	$291,642
		564,623
Diversified Telecommunication Services (0.4%)
KT Corp.	7,000	194,765

Food & Staples Retailing (0.6%)
Shinsegae Co., Ltd.	880	276,382

Household Durables (0.7%)
Woongjin Coway Co., Ltd.	14,800	323,316

Machinery (0.6%)
Pyeong San Co., Ltd.*	11,500	295,836

Metals & Mining (1.3%)
POSCO ADR	9,400	628,202

Semiconductors & Semiconductor Equipment (4.1%)
Samsung Electronics Co., Ltd.	4,961	2,049,672

Tobacco (1.0%)
KT&G Corp.	8,600	474,693

Wireless Telecommunication Services (0.6%)
SK Telecom Co., Ltd.	2,200	306,012
TOTAL SOUTH KOREA		6,193,501

Taiwan (10.8%)
Chemicals (0.6%)
Formosa Plastics Corp.	198,000	298,913

Computers & Peripherals (1.1%)
Asustek Computer, Inc.	233,948	246,678
HTC Corp.	22,000	270,886
		517,564
Construction Materials (0.5%)
Asia Cement Corp.	257,562	223,315

Diversified Financial Services (0.6%)
Yuanta Financial Holdings Co., Ltd.	675,900	309,501

Diversified Telecommunication Services (0.8%)
Chunghwa Telecom Co., Ltd.	213,176	388,753

Electronic Equipment, Instruments & Components (1.8%)
AU Optronics Corp.	420,000	349,657
Hon Hai Precision Industry Co., Ltd.	238,854	540,479
		890,136
Food Products (0.5%)
Uni-President Enterprises Corp.	305,608	248,072

Industrial Conglomerates (0.7%)
Far Eastern Textile, Ltd.	440,640	343,522

Metals & Mining (0.5%)
China Steel Corp.	349,000	229,079

Semiconductors & Semiconductor Equipment (3.0%)
MediaTek, Inc.	39,040	367,509
Taiwan Semiconductor Manufacturing Co., Ltd.	754,210	1,135,728
		1,503,237
Wireless Telecommunication Services (0.7%)
Taiwan Mobile Co., Ltd.	248,000	359,998
TOTAL TAIWAN		5,312,090

Thailand (1.4%)
Commercial Banks (0.3%)
Kasikornbank Public Co., Ltd.	117,000	149,147

Real Estate Management & Development (0.3%)
Land and Houses Public Co., Ltd.	1,710,000	144,436

Water Utilities (0.2%)
Thai Tap Water Supply Co., Ltd.	830,000	106,251

	Number of Shares	Value
COMMON STOCKS
Thailand
Wireless Telecommunication Services (0.6%)
Advanced Info Service Public Co., Ltd.	123,000	$289,595
TOTAL THAILAND		689,429

Turkey (0.9%)
Commercial Banks (0.5%)
Turkiye Is Bankasi Series C	111,000	247,541

Wireless Telecommunication Services (0.4%)
Turkcell Iletisim Hizmetleri AS	44,000	214,209
TOTAL TURKEY		461,750
TOTAL COMMON STOCKS (Cost $46,142,107)		43,317,342

PREFERRED STOCKS (7.0%)
Brazil (7.0%)
Beverages (0.9%)
Companhia de Bebidas das Americas ADR	9,200	439,300

Commercial Banks (1.1%)
Banco Itau Holding Financeira SA	47,625	530,603

Diversified Telecommunication Services (0.3%)
Telemar Norte Leste SA Class A	6,400	145,388

Metals & Mining (1.9%)
Companhia Vale do Rio Doce ADR	83,300	939,624

Oil, Gas & Consumable Fuels (2.4%)
Petroleo Brasileiro SA - Petrobras ADR	38,400	1,170,048

Road & Rail (0.4%)
All America Latina Logistica	50,500	216,719
TOTAL PREFERRED STOCKS (Cost $1,554,591)		3,441,682

	Par (000)

SHORT-TERM INVESTMENT (3.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/09 (Cost $1,479,000)	$1,479	1,479,000

TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $49,175,698)		48,238,024

OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)		1,181,650

NET ASSETS (100.0%)		$49,419,674

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$17,470,182	$—
Level 2 - Other Significant Observable Inputs	30,767,842	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$48,238,024	$—

* Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $49,175,698, $10,723,485, $(11,661,159) and $(937,674), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.6%)
Austria (2.4%)
Biotechnology (2.4%)
Intercell AG*	22,920	$705,321
TOTAL AUSTRIA		705,321

Belgium (3.1%)
Chemicals (0.7%)
Umicore	11,060	204,254

Wireless Telecommunication Services (2.4%)
Mobistar SA	11,115	701,349
TOTAL BELGIUM		905,603

Denmark (2.1%)
Biotechnology (0.6%)
Genmab AS*	4,690	177,594

Insurance (1.5%)
Trygvesta AS	8,530	431,349
TOTAL DENMARK		608,943

Finland (3.7%)
Auto Components (1.2%)
Nokian Renkaat Oyj	31,020	363,345

Diversified Telecommunication Services (2.5%)
Elisa Oyj	49,194	716,590
TOTAL FINLAND		1,079,935

France (4.0%)
Media (2.7%)
Eutelsat Communications	36,576	776,752

Software (1.3%)
UbiSoft Entertainment SA*	21,260	387,857
TOTAL FRANCE		1,164,609

Germany (1.9%)
IT Services (0.8%)
Wirecard AG*	33,580	222,053

Life Sciences Tools & Services (1.1%)
Gerresheimer AG	17,340	317,094
TOTAL GERMANY		539,147

Gibraltar (0.8%)
Hotels, Restaurants & Leisure (0.8%)
888 Holdings PLC	160,980	236,236
TOTAL GIBRALTAR		236,236

Italy (1.4%)
Textiles, Apparel & Luxury Goods (1.4%)
Tod’s SpA	9,390	400,040
TOTAL ITALY		400,040

Japan (2.4%)
Diversified Financial Services (2.4%)
iShares MSCI Japan Small Cap Index Fund	22,170	717,200
TOTAL JAPAN		717,200

Netherlands (4.3%)
Computers & Peripherals (2.7%)
Gemalto NV*	27,410	781,850

Software (1.6%)
Exact Holding NV	23,664	473,954
TOTAL NETHERLANDS		1,255,804

Spain (2.1%)
Biotechnology (2.1%)
Grifols SA	43,220	622,074
TOTAL SPAIN		622,074

	Number of Shares	Value
COMMON STOCKS
Sweden (1.1%)
Health Care Equipment & Supplies (1.1%)
Elekta AB B Shares	32,080	$320,556
TOTAL SWEDEN		320,556

Switzerland (1.0%)
Biotechnology (0.3%)
Basilea Pharmaceutica AG*	1,460	91,063

Health Care Equipment & Supplies (0.7%)
Nobel Biocare Holding AG	11,770	201,119
TOTAL SWITZERLAND		292,182

United Kingdom (15.3%)
Aerospace & Defense (1.2%)
VT Group PLC	49,330	333,872

Commercial Services & Supplies (3.6%)
Aggreko PLC	66,670	468,962
Serco Group PLC	111,527	583,779
		1,052,741
Energy Equipment & Services (3.8%)
Petrofac, Ltd.	145,280	1,115,679

Industrial Conglomerates (0.7%)
Smiths Group PLC	22,120	211,898

Insurance (2.7%)
Amlin PLC	158,850	782,098

Machinery (0.9%)
Charter International PLC	40,400	263,791

Professional Services (1.8%)
Intertek Group PLC	41,630	527,383

Road & Rail (0.6%)
Arriva PLC	30,405	161,437
TOTAL UNITED KINGDOM		4,448,899

United States (54.0%)
Chemicals (3.5%)
CF Industries Holdings, Inc.	9,680	688,538
Intrepid Potash, Inc.*	18,450	340,403
		1,028,941
Commercial Services & Supplies (3.5%)
Stericycle, Inc.*	9,960	475,391
Waste Connections, Inc.*	21,750	558,975
		1,034,366
Containers & Packaging (1.7%)
Pactiv Corp.*	32,940	480,595

Diversified Financial Services (5.5%)
IntercontinentalExchange, Inc.*	2,230	166,068
MSCI, Inc. Class A*	22,820	385,886
Portfolio Recovery Associates, Inc.*	16,820	451,449
SPDR KBW Regional Banking ETF	31,343	602,412
		1,605,815
Electrical Equipment (1.4%)
American Superconductor Corp.*	23,410	405,227

Electronic Equipment, Instruments & Components (1.9%)
Itron, Inc.*	11,720	554,942

Energy Equipment & Services (0.1%)
Basic Energy Services, Inc.*	2,700	17,469

Health Care Equipment & Supplies (10.0%)
American Medical Systems Holdings, Inc.*	18,450	205,718
Cyberonics, Inc.*	10,156	134,770
Dexcom, Inc.*	45,420	188,039
ev3, Inc.*	59,860	425,006
Intuitive Surgical, Inc.*	3,420	326,131

	Number of Shares	Value
COMMON STOCKS
United States
Health Care Equipment & Supplies
Masimo Corp.*	19,080	$552,938
NuVasive, Inc.*	16,920	530,950
Vnus Medical Technologies*	26,020	553,445
		2,916,997
Health Care Providers & Services (4.6%)
Amedisys, Inc.*	13,770	378,537
PSS World Medical, Inc.*	32,710	469,389
Psychiatric Solutions, Inc.*	31,352	493,167
		1,341,093
Household Durables (0.8%)
Toll Brothers, Inc.*	12,820	232,811

Insurance (0.6%)
Arthur J. Gallagher & Co.	9,506	161,602

Internet Software & Services (3.4%)
Equinix, Inc.*	6,210	348,691
VistaPrint, Ltd.*	23,800	654,262
		1,002,953
IT Services (1.6%)
SAIC, Inc.*	25,600	477,952

Leisure Equipment & Products (0.8%)
Pool Corp.	16,440	220,296

Life Sciences Tools & Services (1.9%)
Illumina, Inc.*	14,920	555,621

Media (1.1%)
Marvel Entertainment, Inc.*	12,300	326,565

Multiline Retail (2.0%)
Family Dollar Stores, Inc.	17,220	574,631

Oil, Gas & Consumable Fuels (0.0%)
Brigham Exploration Co.*	300	570
VeraSun Energy Corp.*	500	10
		580
Personal Products (4.0%)
Alberto-Culver Co.	28,260	638,959
Chattem, Inc.*	9,320	522,386
		1,161,345
Real Estate Investment Trusts (0.0%)
Anthracite Capital, Inc.	3,600	1,224

Software (1.5%)
Concur Technologies, Inc.*	23,060	442,521

Specialty Retail (1.2%)
Tractor Supply Co.*	9,810	353,749

Thrifts & Mortgage Finance (2.9%)
NewAlliance Bancshares, Inc.	71,570	840,232
TOTAL UNITED STATES		15,737,527
TOTAL COMMON STOCKS (Cost $39,285,549)		29,034,076

	Par (000)	Value
SHORT-TERM INVESTMENT (0.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/09 (Cost $113,000)	$113	$113,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $39,398,549)		29,147,076

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		7,486

NET ASSETS (100.0%)		$29,154,562

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$16,454,726	$—
Level 2 - Other Significant Observable Inputs	12,692,350	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$29,147,076	$—

* Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $39,398,549, $697,716, $(10,949,189) and $(10,251,473), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — International Focus Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.6%)
Australia (2.7%)
Commercial Banks (1.2%)
Westpac Banking Corp.	36,125	$476,654

Construction & Engineering (1.5%)
Leighton Holdings, Ltd.	43,474	582,346
TOTAL AUSTRALIA		1,059,000

Belgium (1.2%)
Chemicals (1.2%)
Umicore	25,868	477,726
TOTAL BELGIUM		477,726

Bermuda (1.0%)
Insurance (1.0%)
Hiscox, Ltd.	91,853	405,989
TOTAL BERMUDA		405,989

Canada (0.7%)
Energy Equipment & Services (0.7%)
Pason Systems, Inc.	34,592	261,746
TOTAL CANADA		261,746

Finland (1.8%)
Communications Equipment (1.8%)
Nokia Oyj	60,475	706,801
TOTAL FINLAND		706,801

France (11.1%)
Commercial Banks (1.7%)
BNP Paribas	8,171	336,879
Societe Generale	8,301	324,489
		661,368
Diversified Telecommunication Services (1.7%)
France Telecom SA	28,878	657,890

Insurance (0.8%)
Axa	24,866	298,251

Machinery (0.6%)
Vallourec SA	2,458	227,730

Media (1.4%)
Vivendi SA	20,156	532,743

Oil, Gas & Consumable Fuels (1.6%)
Total SA	12,390	612,263

Pharmaceuticals (1.6%)
Sanofi-Aventis	10,977	615,624

Real Estate Investment Trusts (1.7%)
Unibail-Rodamco	4,593	649,501
TOTAL FRANCE		4,255,370

Germany (11.5%)
Automobiles (0.4%)
Daimler AG	6,024	151,674

Electric Utilities (2.2%)
E.ON AG	30,415	842,961

Industrial Conglomerates (1.4%)
Siemens AG	9,603	547,860

Insurance (1.3%)
Muenchener Rueckversicherungs-Gesellshaft AG	3,996	486,247

Life Sciences Tools & Services (1.1%)
MorphoSys AG*	25,121	425,622

Multi-Utilities (2.4%)
RWE AG	13,188	922,936

	Number of Shares	Value
COMMON STOCKS
Germany
Pharmaceuticals (1.4%)
Bayer AG	11,068	$528,432

Textiles, Apparel & Luxury Goods (1.3%)
Adidas AG	15,475	513,256
TOTAL GERMANY		4,418,988

Hong Kong (3.3%)
Commercial Banks (1.7%)
BOC Hong Kong (Holdings), Ltd.	653,708	671,254

Wireless Telecommunication Services (1.6%)
China Mobile, Ltd.	69,512	606,905
TOTAL HONG KONG		1,278,159

India (1.9%)
Wireless Telecommunication Services (1.9%)
Bharti Airtel, Ltd.*	58,072	714,376
TOTAL INDIA		714,376

Israel (2.5%)
Pharmaceuticals (2.5%)
Teva Pharmaceutical Industries, Ltd. ADR	21,266	958,033
TOTAL ISRAEL		958,033

Italy (2.8%)
Commercial Banks (1.1%)
Intesa Sanpaolo	148,934	409,362

Oil, Gas & Consumable Fuels (1.7%)
Eni SpA	34,464	666,848
TOTAL ITALY		1,076,210

Japan (18.3%)
Automobiles (2.4%)
Honda Motor Co., Ltd.	10,633	253,678
Toyota Motor Corp.	20,776	661,362
		915,040
Capital Markets (0.9%)
Daiwa Securities Group, Inc.	80,641	358,150

Chemicals (2.3%)
Shin-Etsu Chemical Co., Ltd.	18,245	898,334

Commercial Banks (4.3%)
Mitsubishi UFJ Financial Group, Inc.	86,645	427,805
Mizuho Financial Group, Inc.	273,726	535,685
The Bank of Kyoto, Ltd.	79,587	677,430
		1,640,920
Electronic Equipment, Instruments & Components (1.7%)
Omron Corp.	55,962	665,208

Food & Staples Retailing (1.1%)
Seven & I Holdings Co., Ltd.	19,252	425,953

Office Electronics (1.6%)
CANON, INC.	20,680	604,172

Pharmaceuticals (1.1%)
Takeda Pharmaceutical Co., Ltd.	11,703	406,914

Road & Rail (1.3%)
Central Japan Railway Co.	88	497,296

Wireless Telecommunication Services (1.6%)
KDDI Corp.	134	632,398
TOTAL JAPAN		7,044,385

Netherlands (6.7%)
Diversified Financial Services (0.4%)
ING Groep NV CVA	24,222	132,633

	Number of Shares	Value
COMMON STOCKS
Netherlands
Energy Equipment & Services (1.5%)
Fugro NV CVA	18,283	$580,235

Food Products (1.6%)
Nutreco Holding NV	17,284	618,443

Industrial Conglomerates (1.4%)
Koninklijke (Royal) Philips Electronics NV	36,799	544,335

Software (1.8%)
Exact Holding NV	34,341	687,798
TOTAL NETHERLANDS		2,563,444

Norway (2.0%)
Commercial Banks (1.3%)
DnB NOR ASA	108,502	484,453

Oil, Gas & Consumable Fuels (0.7%)
DNO International ASA*	323,062	280,915
TOTAL NORWAY		765,368

Singapore (1.0%)
Commercial Banks (1.0%)
United Overseas Bank, Ltd.	60,011	385,118
TOTAL SINGAPORE		385,118

Spain (1.2%)
Electric Utilities (1.2%)
Iberdrola SA	65,515	459,341
TOTAL SPAIN		459,341

Sweden (0.4%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson Share B	21,229	170,646
TOTAL SWEDEN		170,646

Switzerland (5.9%)
Capital Markets (1.3%)
UBS AG*	54,519	511,691

Food Products (2.1%)
Nestle SA	23,996	811,580

Pharmaceuticals (2.5%)
Novartis AG	25,283	957,597
TOTAL SWITZERLAND		2,280,868

Taiwan (1.3%)
Diversified Telecommunication Services (1.3%)
Chunghwa Telecom Co., Ltd. ADR	27,055	493,210
TOTAL TAIWAN		493,210

United Kingdom (18.3%)
Commercial Banks (1.2%)
HSBC Holdings PLC	82,480	455,209

Food Products (0.9%)
Unilever PLC	19,322	364,992

Insurance (0.4%)
Chaucer Holdings PLC	256,556	156,173

Metals & Mining (3.9%)
Antofagasta PLC	74,816	540,858
BHP Billiton PLC	49,206	969,605
		1,510,463
Oil, Gas & Consumable Fuels (4.9%)
BG Group PLC	20,675	311,545
BP PLC	80,943	542,187
Royal Dutch Shell PLC Class A	45,461	1,020,930
		1,874,662

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Pharmaceuticals (3.2%)
AstraZeneca PLC	18,265	$646,179
GlaxoSmithKline PLC	36,893	573,997
		1,220,176
Tobacco (1.9%)
Imperial Tobacco Group PLC	32,696	733,532

Wireless Telecommunication Services (1.9%)
Vodafone Group PLC	414,724	722,297
TOTAL UNITED KINGDOM		7,037,504
TOTAL COMMON STOCKS (Cost $51,736,406)		36,812,282

PREFERRED STOCK (1.7%)
Germany (1.7%)
Household Products (1.7%)
Henkel AG & Co. KGaA (Cost $945,201)	24,040	653,036

	Par (000)
SHORT-TERM INVESTMENT (0.7%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/09 (Cost $248,000)	$248	248,000

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $52,929,607)		37,713,318

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		778,213

NET ASSETS (100.0%)		$38,491,531

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*         Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,712,989	$—
Level 2 - Other Significant Observable Inputs	36,000,329	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$37,713,318	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $52,929,607, $1,568,315, $(16,784,604) and $(15,216,289), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (100.4%)
Aerospace & Defense (1.0%)
BE Aerospace, Inc.*	100	$867
General Dynamics Corp.	400	16,636
Goodrich Corp.	600	22,734
Honeywell International, Inc.	200	5,572
Lockheed Martin Corp.	200	13,806
Northrop Grumman Corp.	100	4,364
Spirit AeroSystems Holdings, Inc. Class A*	2,000	19,940
TransDigm Group, Inc.*	100	3,284
		87,203
Air Freight & Logistics (0.1%)
FedEx Corp.	100	4,449
UTI Worldwide, Inc.	100	1,195
		5,644
Airlines (0.4%)
Alaska Air Group, Inc.*	1,609	28,270
AMR Corp.*	100	319
Copa Holdings SA Class A	200	5,734
Delta Air Lines, Inc.*	400	2,252
		36,575
Auto Components (0.9%)
Autoliv, Inc.	100	1,857
BorgWarner, Inc.	2,800	56,840
The Goodyear Tire & Rubber Co.*	100	626
TRW Automotive Holdings Corp.*	100	322
WABCO Holdings, Inc.	1,600	19,696
		79,341
Automobiles (0.2%)
Ford Motor Co.*	1,800	4,734
General Motors Corp.	400	776
Harley-Davidson, Inc.	700	9,373
		14,883
Beverages (0.4%)
Dr. Pepper Snapple Group, Inc.*	1,400	23,674
Molson Coors Brewing Co. Class B	400	13,712
		37,386
Biotechnology (0.6%)
Amgen, Inc.*	200	9,904
Biogen Idec, Inc.*	300	15,726
Cubist Pharmaceuticals, Inc.*	100	1,636
Facet Biotech Corp.*	340	3,230
Gilead Sciences, Inc.*	200	9,264
PDL BioPharma, Inc.	1,700	12,036
		51,796
Building Products (0.4%)
Griffon Corp.*	4,200	31,500
Masco Corp.	200	1,396
		32,896
Capital Markets (3.8%)
Allied Capital Corp.	100	159
American Capital, Ltd.	200	374
Ameriprise Financial, Inc.	200	4,098
E*TRADE Financial Corp.*	1,500	1,920
Eaton Vance Corp.	400	9,140
Federated Investors, Inc. Class B	5,500	122,430
Franklin Resources, Inc.	100	5,387

	Number of
	Shares	Value
COMMON STOCKS
Capital Markets
Invesco, Ltd.	1,500	$20,790
Investment Technology Group, Inc.*	1,200	30,624
Janus Capital Group, Inc.	3,700	24,605
Jefferies Group, Inc.	400	5,520
MF Global, Ltd.*	100	423
Northern Trust Corp.	1,000	59,820
Raymond James Financial, Inc.	1,100	21,670
State Street Corp.	500	15,390
T. Rowe Price Group, Inc.	300	8,658
		331,008
Chemicals (2.8%)
CF Industries Holdings, Inc.	200	14,226
Eastman Chemical Co.	2,000	53,600
Huntsman Corp.	200	626
International Flavors & Fragrances, Inc.	400	12,184
Intrepid Potash, Inc.*	1,000	18,450
Nalco Holding Co.	1,600	20,912
Olin Corp.	1,300	18,551
PPG Industries, Inc.	100	3,690
Terra Industries, Inc.	500	14,045
The Dow Chemical Co.	3,100	26,133
The Mosaic Co.	400	16,792
The Valspar Corp.	2,100	41,937
		241,146
Commercial Banks (5.2%)
BancorpSouth, Inc.	4,700	97,948
Bank of Hawaii Corp.	3,100	102,238
CapitalSource, Inc.	100	122
Cullen/Frost Bankers, Inc.	800	37,552
Fifth Third Bancorp	300	876
First Commonwealth Financial Corp.	500	4,435
First Horizon National Corp.	132	1,423
Huntington Bancshares, Inc.	7,100	11,786
M&T Bank Corp.	400	18,096
Marshall & Ilsley Corp.	5,100	28,713
Old National Bancorp	500	5,585
PNC Financial Services Group, Inc.	200	5,858
Regions Financial Corp.	5,000	21,300
SunTrust Banks, Inc.	100	1,174
Synovus Financial Corp.	6,800	22,100
TCF Financial Corp.	500	5,880
U.S. Bancorp	600	8,766
Valley National Bancorp	1,700	21,029
Webster Financial Corp.	4,800	20,400
Wells Fargo & Co.	300	4,272
Whitney Holding Corp.	1,600	18,320
Wilmington Trust Corp.	1,100	10,659
Zions Bancorporation	600	5,898
		454,430
Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	1,300	21,320
Avery Dennison Corp.	500	11,170
R. R. Donnelley & Sons Co.	500	3,665
Republic Services, Inc.	1,300	22,295
Steelcase, Inc. Class A	100	501
The Brink’s Co.	1,200	31,752
Waste Management, Inc.	300	7,680
		98,383
Communications Equipment (0.7%)
ADC Telecommunications, Inc.*	100	439
Arris Group, Inc.*	2,200	16,214

	Number of
	Shares	Value
COMMON STOCKS
Communications Equipment
Cisco Systems, Inc.*	500	$8,385
EchoStar Corp. Class A*	100	1,483
F5 Networks, Inc.*	900	18,855
InterDigital, Inc.*	200	5,164
JDS Uniphase Corp.*	100	325
Motorola, Inc.	1,800	7,614
Tellabs, Inc.*	300	1,374
		59,853
Computers & Peripherals (2.4%)
Dell, Inc.*	400	3,792
EMC Corp.*	600	6,840
International Business Machines Corp.	100	9,689
Lexmark International, Inc. Class A*	300	5,061
NCR Corp.*	700	5,565
QLogic Corp.*	12,700	141,224
Seagate Technology	200	1,202
Sun Microsystems, Inc.*	500	3,660
Synaptics, Inc.*	469	12,551
Teradata Corp.*	100	1,622
Western Digital Corp.*	900	17,406
		208,612
Construction & Engineering (0.6%)
Fluor Corp.	900	31,095
Foster Wheeler AG*	600	10,482
KBR, Inc.	600	8,286
MasTec, Inc.*	500	6,045
		55,908
Construction Materials (0.1%)
Texas Industries, Inc.	182	4,550
Vulcan Materials Co.	100	4,429
		8,979
Consumer Finance (0.1%)
AmeriCredit Corp.*	100	586
Discover Financial Services	900	5,679
		6,265
Containers & Packaging (0.4%)
Packaging Corp. of America	1,300	16,926
Pactiv Corp.*	500	7,295
Sealed Air Corp.	400	5,520
Temple-Inland, Inc.	100	537
		30,278
Diversified Consumer Services (1.1%)
Career Education Corp.*	1,800	43,128
Corinthian Colleges, Inc.*	1,000	19,450
H&R Block, Inc.	500	9,095
Regis Corp.	1,600	23,120
Service Corporation International	200	698
Universal Technical Institute, Inc.*	100	1,200
		96,691
Diversified Financial Services (0.6%)
Bank of America Corp.	1,200	8,184
CIT Group, Inc.	300	855
Citigroup, Inc.	5,100	12,903
JPMorgan Chase & Co.	900	23,922
Leucadia National Corp.*	100	1,489
		47,353

	Number of
	Shares	Value
COMMON STOCKS
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	1,400	$35,280
CenturyTel, Inc.	1,100	30,932
Embarq Corp.	200	7,570
FairPoint Communications, Inc.	56	44
Qwest Communications International, Inc.	600	2,052
Verizon Communications, Inc.	400	12,080
		87,958
Electric Utilities (1.0%)
Allegheny Energy, Inc.	100	2,317
Cleco Corp.	1,400	30,366
FirstEnergy Corp.	100	3,860
Hawaiian Electric Industries, Inc.	3,472	47,705
PPL Corp.	100	2,871
		87,119
Electrical Equipment (0.7%)
Brady Corp. Class A	600	10,578
Cooper Industries, Ltd. Class A	200	5,172
Hubbell, Inc. Class B	100	2,696
Thomas & Betts Corp.*	1,700	42,534
		60,980
Electronic Equipment, Instruments & Components (1.2%)
Avnet, Inc.*	1,000	17,510
Benchmark Electronics, Inc.*	3,800	42,560
Cogent, Inc.*	1,200	14,280
Ingram Micro, Inc. Class A*	1,400	17,696
Jabil Circuit, Inc.	100	556
Tyco Electronics, Ltd.	700	7,728
		100,330
Energy Equipment & Services (4.0%)
Atwood Oceanics, Inc.*	800	13,272
BJ Services Co.	200	1,990
CARBO Ceramics, Inc.	300	8,532
ENSCO International, Inc.	4,751	125,426
Key Energy Services, Inc.*	100	288
Nabors Industries, Ltd.*	100	999
Noble Corp.	3,400	81,906
Oceaneering International, Inc.*	100	3,687
Patterson-UTI Energy, Inc.	1,700	15,232
Rowan Cos., Inc.	1,400	16,758
RPC, Inc.	200	1,326
Schlumberger, Ltd.	400	16,248
SEACOR Holdings, Inc.*	200	11,662
Smith International, Inc.	62	1,332
Tidewater, Inc.	900	33,417
Unit Corp.*	800	16,736
		348,811
Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	1,000	31,990
CVS Caremark Corp.	200	5,498
Rite Aid Corp.*	2,900	1,044
Ruddick Corp.	1,200	26,940
Safeway, Inc.	200	4,038
Sysco Corp.	1,600	36,480
The Pantry, Inc.*	200	3,522
		109,512
Food Products (1.5%)
Archer-Daniels-Midland Co.	1,800	50,004
Bunge, Ltd.	500	28,325
Chiquita Brands International, Inc.*	100	663

	Number of
	Shares	Value
COMMON STOCKS
Food Products
Corn Products International, Inc.	1,100	$23,320
Dean Foods Co.*	300	5,460
Kellogg Co.	100	3,663
The J.M. Smucker Co.	400	14,908
Tyson Foods, Inc. Class A	100	939
Unilever NV NY Shares	100	1,960
		129,242
Gas Utilities (2.7%)
AGL Resources, Inc.	123	3,263
Energen Corp.	569	16,575
National Fuel Gas Co.	400	12,268
New Jersey Resources Corp.	2,800	95,144
Northwest Natural Gas Co.	1,200	52,104
Piedmont Natural Gas Co., Inc.	1,300	33,657
South Jersey Industries, Inc.	700	24,500
		237,511
Health Care Equipment & Supplies (1.0%)
Boston Scientific Corp.*	700	5,565
Edwards Lifesciences Corp.*	500	30,315
Haemonetics Corp.*	400	22,032
Hill-Rom Holdings, Inc.	200	1,978
Inverness Medical Innovations, Inc.*	800	21,304
Kinetic Concepts, Inc.*	200	4,224
Thoratec Corp.*	100	2,569
		87,987
Health Care Providers & Services (5.8%)
Aetna, Inc.	1,600	38,928
CIGNA Corp.	1,000	17,590
Community Health Systems, Inc.*	100	1,534
Coventry Health Care, Inc.*	3,900	50,466
Humana, Inc.*	700	18,256
Kindred Healthcare, Inc.*	600	8,970
LifePoint Hospitals, Inc.*	300	6,258
Lincare Holdings, Inc.*	10,583	230,709
Magellan Health Services, Inc.*	2,500	91,100
McKesson Corp.	100	3,504
Owens & Minor, Inc.	100	3,313
Quest Diagnostics, Inc.	400	18,992
RehabCare Group, Inc.*	83	1,448
UnitedHealth Group, Inc.	400	8,372
WellPoint, Inc.*	171	6,493
		505,933
Health Care Technology (0.2%)
Hlth Corp.*	1,800	18,630

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	100	2,160
CEC Entertainment, Inc.*	700	18,116
Royal Caribbean Cruises, Ltd.	200	1,602
WMS Industries, Inc.*	1,300	27,183
Wyndham Worldwide Corp.	100	420
		49,481
Household Durables (1.3%)
Harman International Industries, Inc.	1,200	16,236
Jarden Corp.*	100	1,267
Leggett & Platt, Inc.	600	7,794
Newell Rubbermaid, Inc.	3,600	22,968
NVR, Inc.*	100	42,775
Snap-on, Inc.	700	17,570
		108,610

	Number of Shares	Value
COMMON STOCKS
Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.	200	$4,132
Mirant Corp.*	4,900	55,860
Ormat Technologies, Inc.	100	2,746
Reliant Energy, Inc.*	200	638
		63,376
Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	100	1,963
General Electric Co.	8,000	80,880
Koninklijke (Royal) Philips Electronics NV NY Shares	2,400	35,688
Tredegar Corp.	300	4,899
		123,430
Insurance (12.3%)
ACE, Ltd.	1,500	60,600
Aflac, Inc.	500	9,680
Allied World Assurance Co. Holdings, Ltd.	500	19,015
Ambac Financial Group, Inc.	1,200	936
American Financial Group, Inc.	2,500	40,125
American International Group, Inc.	3,400	3,400
Aon Corp.	200	8,164
Arch Capital Group, Ltd.*	400	21,544
Arthur J. Gallagher & Co.	500	8,500
Assurant, Inc.	1,000	21,780
Axis Capital Holdings, Ltd.	900	20,286
Brown & Brown, Inc.	1,500	28,365
CNA Financial Corp.	3,200	29,312
Conseco, Inc.*	100	92
Endurance Specialty Holdings, Ltd.	900	22,446
Everest Re Group, Ltd.	400	28,320
Fidelity National Financial, Inc. Class A	100	1,951
First American Corp.	2,300	60,973
Genworth Financial, Inc. Class A	300	570
Hanover Insurance Group, Inc.	1,100	31,702
HCC Insurance Holdings, Inc.	1,400	35,266
Horace Mann Educators Corp.	5,100	42,687
Loews Corp.	1,200	26,520
Manulife Financial Corp.	1,000	11,200
MBIA, Inc.*	200	916
Odyssey Re Holdings Corp.	138	5,234
Prudential Financial, Inc.	100	1,902
Reinsurance Group of America, Inc.	700	22,673
RenaissanceRe Holdings, Ltd.	900	44,496
StanCorp Financial Group, Inc.	1,500	34,170
The Allstate Corp.	2,500	47,875
The Chubb Corp.	700	29,624
The Hartford Financial Services Group, Inc.	200	1,570
The Progressive Corp.	100	1,344
The Travelers Cos., Inc.	2,700	109,728
Torchmark Corp.	4,100	107,543
Transatlantic Holdings, Inc.	600	21,402
Unum Group	4,300	53,750
W.R. Berkley Corp.	900	20,295
Wesco Financial Corp.	100	27,600
XL Capital, Ltd. Class A	304	1,660
		1,065,216
Internet & Catalog Retail (0.0%)
Expedia, Inc.*	200	1,816
Liberty Media Corp. - Interactive Class A*	500	1,450
		3,266
Internet Software & Services (1.6%)
Sohu.com, Inc.*	3,400	140,454

	Number of Shares	Value
COMMON STOCKS
IT Services (2.5%)
Accenture, Ltd. Class A	200	$5,498
Broadridge Financial Solutions, Inc.	5,692	105,928
Cognizant Technology Solutions Corp. Class A*	100	2,079
Computer Sciences Corp.*	1,300	47,892
Hewitt Associates, Inc. Class A*	400	11,904
Lender Processing Services, Inc.	700	21,427
NeuStar, Inc. Class A*	800	13,400
Paychex, Inc.	200	5,134
Western Union Co.	100	1,257
		214,519
Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	200	760
Hasbro, Inc.	400	10,028
Mattel, Inc.	100	1,153
		11,941
Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc. Class A*	600	39,540
Life Technologies Corp.*	600	19,488
		59,028
Machinery (4.0%)
AGCO Corp.*	2,500	49,000
Briggs & Stratton Corp.	1,400	23,100
Caterpillar, Inc.	200	5,592
Crane Co.	4,600	77,648
Cummins, Inc.	200	5,090
Danaher Corp.	400	21,688
Dover Corp.	1,000	26,380
Flowserve Corp.	900	50,508
Gardner Denver, Inc.*	500	10,870
Graco, Inc.	900	15,363
Harsco Corp.	676	14,987
Ingersoll-Rand Co., Ltd. Class A	400	5,520
Oshkosh Corp.	800	5,392
The Gorman-Rupp Co.	200	3,960
The Manitowoc Co., Inc.	300	981
The Timken Co.	1,900	26,524
		342,603
Marine (0.3%)
Kirby Corp.*	1,000	26,640

Media (1.8%)
CBS Corp. Class B	400	1,536
Clear Channel Outdoor Holdings, Inc. Class A*	100	367
DISH Network Corp. Class A*	1,900	21,109
Gannett Co., Inc.	100	220
Idearc, Inc.*	300	11
Liberty Global, Inc. Class A*	1,500	21,840
Liberty Media Corp. - Capital Series A*	100	698
Marvel Entertainment, Inc.*	300	7,965
News Corp. Class A	5,500	36,410
News Corp. Class B	6,100	46,970
Scripps Networks Interactive Class A	100	2,251
The Interpublic Group of Cos., Inc.*	100	412
The New York Times Co. Class A	200	904
The Walt Disney Co.	200	3,632
Time Warner Cable, Inc.	42	1,037
Time Warner, Inc.	167	3,217
Viacom, Inc. Class A*	100	1,867
Virgin Media, Inc.	300	1,440
		151,886

	Number of Shares	Value
COMMON STOCKS
Metals & Mining (0.8%)
Allegheny Technologies, Inc.	1,400	$30,702
Compass Minerals International, Inc.	200	11,274
Southern Copper Corp.	700	12,194
United States Steel Corp.	700	14,791
Worthington Industries, Inc.	500	4,355
		73,316
Multi-Utilities (1.1%)
Avista Corp.	1,200	16,536
CH Energy Group, Inc.	100	4,690
MDU Resources Group, Inc.	100	1,614
NiSource, Inc.	200	1,960
NorthWestern Corp.	1,000	21,480
PNM Resources, Inc.	100	826
Sempra Energy	600	27,744
Vectren Corp.	1,000	21,090
		95,940
Multiline Retail (0.9%)
99 Cents Only Stores*	1,000	9,240
Big Lots, Inc.*	1,700	35,326
Dollar Tree, Inc.*	400	17,820
Family Dollar Stores, Inc.	200	6,674
J.C. Penney Co., Inc.	100	2,007
Sears Holdings Corp.*	200	9,142
		80,209
Office Electronics (0.0%)
Xerox Corp.	700	3,185

Oil, Gas & Consumable Fuels (5.9%)
Arch Coal, Inc.	900	12,033
Bill Barrett Corp.*	6,181	137,465
Chevron Corp.	1,500	100,860
Cimarex Energy Co.	300	5,514
Comstock Resources, Inc.*	200	5,960
ConocoPhillips	704	27,569
Encore Acquisition Co.*	900	20,943
Exxon Mobil Corp.	700	47,670
Goodrich Petroleum Corp.*	200	3,872
Marathon Oil Corp.	1,300	34,177
Murphy Oil Corp.	500	22,385
Nexen, Inc.	100	1,696
Occidental Petroleum Corp.	100	5,565
Overseas Shipholding Group, Inc.	900	20,403
Petro-Canada	400	10,632
Royal Dutch Shell PLC ADR	1,000	44,300
Teekay Corp.	100	1,423
Tesoro Corp.	200	2,694
Valero Energy Corp.	378	6,766
W&T Offshore, Inc.	500	3,075
		515,002
Paper & Forest Products (0.4%)
International Paper Co.	2,700	19,008
MeadWestvaco Corp.	1,200	14,388
Schweitzer-Mauduit International, Inc.	94	1,735
		35,131
Personal Products (1.1%)
Alberto-Culver Co.	600	13,566
Avon Products, Inc.	500	9,615
The Estee Lauder Cos., Inc. Class A	2,800	69,020
		92,201

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (7.1%)
Eli Lilly & Co.	100	$3,341
Endo Pharmaceuticals Holdings, Inc.*	4,900	86,632
Forest Laboratories, Inc.*	4,000	87,840
Johnson & Johnson	1,500	78,900
King Pharmaceuticals, Inc.*	2,000	14,140
Medicis Pharmaceutical Corp. Class A	2,300	28,451
Merck & Co., Inc.	1,100	29,425
Mylan, Inc.*	100	1,341
Pfizer, Inc.	9,700	132,114
Schering-Plough Corp.	300	7,065
Sepracor, Inc.*	2,000	29,320
Teva Pharmaceutical Industries, Ltd. ADR	250	11,263
Valeant Pharmaceuticals International*	1,100	19,569
Watson Pharmaceuticals, Inc.*	2,100	65,331
Wyeth	400	17,216
		611,948
Professional Services (0.3%)
FTI Consulting, Inc.*	300	14,844
IHS, Inc. Class A*	200	8,236
		23,080
Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities, Inc.	100	3,640
AMB Property Corp.	100	1,440
Annaly Capital Management, Inc.	500	6,935
Apartment Investment & Management Co. Class A	32	175
AvalonBay Communities, Inc.	106	4,988
Boston Properties, Inc.	100	3,503
Brandywine Realty Trust	100	285
BRE Properties, Inc.	100	1,963
CBL & Associates Properties, Inc.	100	236
Developers Diversified Realty Corp.	100	213
Douglas Emmett, Inc.	100	739
Duke Realty Corp.	200	1,100
Equity Residential	300	5,505
Federal Realty Investment Trust	100	4,600
HCP, Inc.	200	3,570
Health Care REIT, Inc.	100	3,059
Hospitality Properties Trust	1,800	21,600
Host Hotels & Resorts, Inc.	400	1,568
HRPT Properties Trust	200	638
iStar Financial, Inc.	100	281
Kimco Realty Corp.	2,900	22,098
Liberty Property Trust	1,100	20,834
Mack-Cali Realty Corp.	1,100	21,791
Nationwide Health Properties, Inc.	100	2,219
Plum Creek Timber Co., Inc.	100	2,907
ProLogis	200	1,300
Public Storage	100	5,525
Rayonier, Inc.	700	21,154
Regency Centers Corp.	100	2,657
SL Green Realty Corp.	100	1,080
UDR, Inc.	140	1,206
Ventas, Inc.	100	2,261
Vornado Realty Trust	103	3,424
Weingarten Realty Investors	100	952
		175,446
Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc. Class A*	200	806
Jones Lang LaSalle, Inc.	400	9,304
		10,110

	Number of Shares	Value
COMMON STOCKS
Road & Rail (1.2%)
Avis Budget Group, Inc.*	3,400	$3,094
CSX Corp.	100	2,585
Hertz Global Holdings, Inc.*	200	786
Knight Transportation, Inc.	1,700	25,772
Werner Enterprises, Inc.	4,500	68,040
		100,277
Semiconductors & Semiconductor Equipment (0.2%)
Advanced Micro Devices, Inc.*	400	1,220
Atmel Corp.*	200	726
Cree, Inc.*	200	4,706
Fairchild Semiconductor International, Inc.*	100	373
Integrated Device Technology, Inc.*	100	455
International Rectifier Corp.*	671	9,065
LSI Corp.*	200	608
Micron Technology, Inc.*	500	2,030
		19,183
Software (1.1%)
Adobe Systems, Inc.*	100	2,139
Autodesk, Inc.*	1,700	28,577
Cadence Design Systems, Inc.*	200	840
Compuware Corp.*	1,900	12,521
Intuit, Inc.*	100	2,700
Novell, Inc.*	200	852
Tyler Technologies, Inc.*	3,400	49,742
		97,371
Specialty Retail (3.5%)
Aaron Rents, Inc.	1,700	45,322
Abercrombie & Fitch Co. Class A	100	2,380
Aeropostale, Inc.*	500	13,280
American Eagle Outfitters, Inc.	400	4,896
AutoNation, Inc.*	500	6,940
Barnes & Noble, Inc.	1,000	21,380
Circuit City Stores, Inc.*	200	2
Foot Locker, Inc.	2,600	27,248
GameStop Corp. Class A*	100	2,802
Limited Brands, Inc.	900	7,830
Lowe’s Cos., Inc.	300	5,475
Office Depot, Inc.*	300	393
RadioShack Corp.	4,500	38,565
Rent-A-Center, Inc.*	400	7,748
Ross Stores, Inc.	1,764	63,292
The Cato Corp. Class A	1,600	29,248
The Gap, Inc.	1,900	24,681
The Men’s Wearhouse, Inc.	100	1,514
Tractor Supply Co.*	74	2,668
		305,664
Textiles, Apparel & Luxury Goods (1.8%)
Fossil, Inc.*	3,606	56,614
Jones Apparel Group, Inc.	100	422
Phillips-Van Heusen Corp.	3,800	86,184
The Timberland Co. Class A*	1,200	14,328
		157,548
Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	1,400	12,866
Fannie Mae	3,300	2,310
Freddie Mac	700	532
MGIC Investment Corp.	100	142
New York Community Bancorp, Inc.	100	1,117
NewAlliance Bancshares, Inc.	900	10,566
Ocwen Financial Corp.*	700	8,001

	Number of Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance
Washington Mutual, Inc.	6,300	$350
		35,884
Tobacco (1.1%)
Altria Group, Inc.	400	6,408
Lorillard, Inc.	1,000	61,740
Reynolds American, Inc.	100	3,584
Vector Group, Ltd.	1,600	20,784
		92,516
Trading Companies & Distributors (0.1%)
GATX Corp.	400	8,092
United Rentals, Inc.*	100	421
		8,513
Water Utilities (0.1%)
American Water Works Co., Inc.	100	1,924
Aqua America, Inc.	200	4,000
		5,924
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.*	100	1,500
Sprint Nextel Corp.*	2,300	8,211
Syniverse Holdings, Inc.*	2,500	39,400
Telephone & Data Systems, Inc.	100	2,651
		51,762
TOTAL COMMON STOCKS (Cost $10,167,354)		8,709,303

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $10,167,354)		8,709,303

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(38,421)

NET ASSETS (100.0%)		$8,670,882

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*                               Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$8,709,303	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$8,709,303	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $10,167,354, $387,883, $(1,845,934) and $(1,458,051), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Mid-Cap Core Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (100.0%)
Aerospace & Defense (0.1%)
BE Aerospace, Inc.*	700	$6,069

Airlines (1.5%)
AirTran Holdings, Inc.*	800	3,640
Alaska Air Group, Inc.*	8,249	144,935
Copa Holdings SA Class A	400	11,468
JetBlue Airways Corp.*	1,200	4,380
		164,423
Auto Components (0.8%)
ArvinMeritor, Inc.	649	513
BorgWarner, Inc.	1,000	20,300
Gentex Corp.	3,100	30,876
Lear Corp.*	500	375
Superior Industries International, Inc.	400	4,740
WABCO Holdings, Inc.	2,500	30,775
		87,579
Automobiles (0.0%)
Thor Industries, Inc.	300	4,686

Beverages (0.2%)
Hansen Natural Corp.*	300	10,800
PepsiAmericas, Inc.	400	6,900
The Boston Beer Co., Inc. Class A*	100	2,086
		19,786
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc.*	46	876
Cubist Pharmaceuticals, Inc.*	1,100	17,996
Emergent Biosolutions, Inc.*	1,200	16,212
Facet Biotech Corp.*	2,060	19,570
PDL BioPharma, Inc.	4,000	28,320
United Therapeutics Corp.*	200	13,218
		96,192
Building Products (0.6%)
Griffon Corp.*	4,600	34,500
Lennox International, Inc.	1,000	26,460
		60,960
Capital Markets (1.9%)
Apollo Investment Corp.	9,600	33,408
Eaton Vance Corp.	300	6,855
Investment Technology Group, Inc.*	3,200	81,664
Jefferies Group, Inc.	2,700	37,260
Raymond James Financial, Inc.	1,500	29,550
SEI Investments Co.	300	3,663
Waddell & Reed Financial, Inc. Class A	662	11,962
		204,362
Chemicals (3.0%)
Airgas, Inc.	200	6,762
Albemarle Corp.	800	17,416
Ashland, Inc.	400	4,132
Cabot Corp.	200	2,102
Calgon Carbon Corp.*	1,146	16,239
Chemtura Corp.	3,300	156
Cytec Industries, Inc.	346	5,197
FMC Corp.	2,100	90,594
Innophos Holdings, Inc.	300	3,384
Methanex Corp.	500	3,905
Minerals Technologies, Inc.	1,100	35,255
NL Industries, Inc.	1,700	17,000

	Number of
	Shares	Value
COMMON STOCKS
Chemicals
Olin Corp.	3,100	$44,237
RPM International, Inc.	100	1,273
Sensient Technologies Corp.	100	2,350
Terra Industries, Inc.	1,200	33,708
The Lubrizol Corp.	100	3,401
The Valspar Corp.	1,800	35,946
		323,057
Commercial Banks (3.9%)
Associated Banc-Corp.	1,239	19,130
BancorpSouth, Inc.	200	4,168
Bank of Hawaii Corp.	3,400	112,132
Cathay General Bancorp	2,500	26,075
City National Corp.	100	3,377
Cullen/Frost Bankers, Inc.	200	9,388
First Commonwealth Financial Corp.	600	5,322
FirstMerit Corp.	405	7,371
Fulton Financial Corp.	400	2,652
PacWest Bancorp	385	5,517
Park National Corp.	200	11,150
Signature Bank*	1,000	28,230
SVB Financial Group*	643	12,866
Synovus Financial Corp.	10,158	33,014
The Colonial BancGroup, Inc.	1,100	990
Valley National Bancorp	2,100	25,977
Webster Financial Corp.	6,400	27,200
Westamerica BanCorporation	400	18,224
Wilmington Trust Corp.	6,623	64,177
Zions Bancorporation	400	3,932
		420,892
Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	3,600	59,040
Clean Harbors, Inc.*	600	28,800
Corrections Corp. of America*	300	3,843
Herman Miller, Inc.	1,700	18,122
HNI Corp.	200	2,080
Knoll, Inc.	100	613
Mine Safety Appliances Co.	100	2,002
Rollins, Inc.	2,100	36,015
The Brink’s Co.	2,600	68,796
Waste Connections, Inc.*	100	2,570
		221,881
Communications Equipment (1.7%)
3Com Corp.*	2,400	7,416
ADC Telecommunications, Inc.*	600	2,634
ADTRAN, Inc.	600	9,726
Arris Group, Inc.*	5,800	42,746
Avocent Corp.*	500	6,070
CommScope, Inc.*	300	3,408
F5 Networks, Inc.*	4,900	102,655
Palm, Inc.*	300	2,586
Plantronics, Inc.	500	6,035
Polycom, Inc.*	300	4,617
		187,893
Computers & Peripherals (2.6%)
Diebold, Inc.	300	6,405
Intermec, Inc.*	400	4,160
NCR Corp.*	10,171	80,860
QLogic Corp.*	900	10,008
Synaptics, Inc.*	915	24,485

	Number of
	Shares	Value
COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	8,000	$154,720
		280,638
Construction & Engineering (1.1%)
Dycom Industries, Inc.*	200	1,158
Granite Construction, Inc.	400	14,992
KBR, Inc.	3,000	41,430
MasTec, Inc.*	3,900	47,151
Quanta Services, Inc.*	300	6,435
The Shaw Group, Inc.*	200	5,482
		116,648
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	200	15,860
Texas Industries, Inc.	1,700	42,500
		58,360
Consumer Finance (0.0%)
AmeriCredit Corp.*	600	3,516

Containers & Packaging (0.3%)
AptarGroup, Inc.	200	6,228
Greif, Inc. Class A	300	9,987
Packaging Corp. of America	300	3,906
Sonoco Products Co.	300	6,294
Temple-Inland, Inc.	300	1,611
		28,026
Distributors (0.0%)
LKQ Corp.*	200	2,854

Diversified Consumer Services (1.5%)
Brink’s Home Security Holdings, Inc.*	900	20,340
Career Education Corp.*	1,400	33,544
Coinstar, Inc.*	200	6,552
Corinthian Colleges, Inc.*	3,500	68,075
ITT Educational Services, Inc.*	100	12,142
Regis Corp.	900	13,005
Service Corporation International	1,700	5,933
Sotheby’s	300	2,700
Universal Technical Institute, Inc.*	300	3,600
		165,891
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc.*	200	3,766
Cincinnati Bell, Inc.*	1,500	3,450
		7,216
Electric Utilities (0.5%)
ALLETE, Inc.	500	13,345
DPL, Inc.	300	6,762
Hawaiian Electric Industries, Inc.	2,341	32,165
		52,272
Electrical Equipment (0.7%)
AMETEK, Inc.	200	6,254
Brady Corp. Class A	100	1,763
Hubbell, Inc. Class B	300	8,088
Roper Industries, Inc.	200	8,490
SunPower Corp. Class B*	219	4,336
Thomas & Betts Corp.*	2,000	50,040
		78,971
Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	300	5,718
Avnet, Inc.*	800	14,008

	Number of
	Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components
Benchmark Electronics, Inc.*	900	$10,080
Cogent, Inc.*	1,800	21,420
Ingram Micro, Inc. Class A*	300	3,792
KEMET Corp.*	1,700	416
National Instruments Corp.	300	5,595
Tech Data Corp.*	1,200	26,136
Trimble Navigation, Ltd.*	1,100	16,808
Vishay Intertechnology, Inc.*	1,100	3,828
		107,801
Energy Equipment & Services (4.1%)
CARBO Ceramics, Inc.	3,100	88,164
FMC Technologies, Inc.*	300	9,411
Helix Energy Solutions Group, Inc.*	300	1,542
Helmerich & Payne, Inc.	300	6,831
Oceaneering International, Inc.*	300	11,061
Oil States International, Inc.*	1,700	22,814
Patterson-UTI Energy, Inc.	1,200	10,752
PHI, Inc.*	570	5,688
Pride International, Inc.*	400	7,192
Smith International, Inc.	62	1,332
Superior Energy Services, Inc.*	2,300	29,647
Tidewater, Inc.	5,300	196,789
Unit Corp.*	2,700	56,484
		447,707
Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	300	9,597
Casey’s General Stores, Inc.	1,000	26,660
Ruddick Corp.	1,200	26,940
The Pantry, Inc.*	400	7,044
		70,241
Food Products (1.1%)
Corn Products International, Inc.	1,800	38,160
Diamond Foods, Inc.	1,400	39,102
Flowers Foods, Inc.	600	14,088
Green Mountain Coffee Roasters, Inc.*	400	19,200
Smithfield Foods, Inc.*	700	6,622
TreeHouse Foods, Inc.*	100	2,879
		120,051
Gas Utilities (1.2%)
AGL Resources, Inc.	346	9,179
Energen Corp.	658	19,168
National Fuel Gas Co.	400	12,268
Northwest Natural Gas Co.	1,800	78,156
South Jersey Industries, Inc.	300	10,500
UGI Corp.	200	4,722
		133,993
Health Care Equipment & Supplies (2.4%)
Beckman Coulter, Inc.	300	15,303
Cantel Medical Corp.*	100	1,287
Cyberonics, Inc.*	800	10,616
Edwards Lifesciences Corp.*	500	30,315
Gen-Probe, Inc.*	900	41,022
Greatbatch, Inc.*	3,800	73,530
Hill-Rom Holdings, Inc.	1,200	11,868
Hologic, Inc.*	300	3,927
IDEXX Laboratories, Inc.*	100	3,458
Kinetic Concepts, Inc.*	400	8,448
ResMed, Inc.*	100	3,534

	Number of
	Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Thoratec Corp.*	2,000	$51,380
		254,688
Health Care Providers & Services (4.6%)
Community Health Systems, Inc.*	400	6,136
Hanger Orthopedic Group, Inc.*	500	6,625
Health Management Associates, Inc. Class A*	1,400	3,612
Henry Schein, Inc.*	479	19,165
Kindred Healthcare, Inc.*	3,400	50,830
LifePoint Hospitals, Inc.*	300	6,258
Lincare Holdings, Inc.*	15,900	346,620
Omnicare, Inc.	1,000	24,490
RehabCare Group, Inc.*	418	7,290
Universal Health Services, Inc. Class B	200	7,668
VCA Antech, Inc.*	600	13,530
WellCare Health Plans, Inc.*	200	2,250
		494,474
Health Care Technology (0.6%)
Cerner Corp.*	300	13,191
MedAssets, Inc.*	3,611	51,457
		64,648
Hotels, Restaurants & Leisure (1.3%)
Boyd Gaming Corp.	300	1,119
CEC Entertainment, Inc.*	2,100	54,348
Chipotle Mexican Grill, Inc. Class A*	300	19,914
LIFE TIME FITNESS, Inc.*	200	2,512
Panera Bread Co. Class A*	700	39,130
Scientific Games Corp. Class A*	100	1,211
Wendy’s/Arby’s Group, Inc. Class A	2,600	13,078
WMS Industries, Inc.*	600	12,546
		143,858
Household Durables (0.8%)
American Greetings Corp. Class A	300	1,518
Blyth, Inc.	50	1,307
Hovnanian Enterprises, Inc. Class A*	400	624
NVR, Inc.*	100	42,775
Tupperware Brands Corp.	2,200	37,378
		83,602
Household Products (0.1%)
Church & Dwight Co., Inc.	100	5,223
Energizer Holdings, Inc.*	200	9,938
		15,161
Industrial Conglomerates (1.7%)
Carlisle Cos., Inc.	1,500	29,445
Otter Tail Corp.	5,600	123,480
Tredegar Corp.	1,800	29,394
		182,319
Insurance (8.1%)
American Financial Group, Inc.	4,500	72,225
Arthur J. Gallagher & Co.	1,900	32,300
Brown & Brown, Inc.	4,400	83,204
Everest Re Group, Ltd.	300	21,240
Fidelity National Financial, Inc. Class A	200	3,902
First American Corp.	800	21,208
Hanover Insurance Group, Inc.	6,961	200,616
HCC Insurance Holdings, Inc.	3,600	90,684
Horace Mann Educators Corp.	10,300	86,211
Protective Life Corp.	500	2,625
Reinsurance Group of America, Inc.	700	22,673

	Number of
	Shares	Value
COMMON STOCKS
Insurance
StanCorp Financial Group, Inc.	8,093	$184,359
Unitrin, Inc.	1,637	22,885
W.R. Berkley Corp.	1,500	33,825
		877,957
Internet & Catalog Retail (0.4%)
Netflix, Inc.*	900	38,628

Internet Software & Services (0.0%)
Digital River, Inc.*	100	2,982

IT Services (5.2%)
Acxiom Corp.	514	3,804
Alliance Data Systems Corp.*	900	33,255
Broadridge Financial Solutions, Inc.	15,068	280,415
DST Systems, Inc.*	200	6,924
Gartner, Inc.*	9,500	104,595
Global Payments, Inc.	300	10,023
Hewitt Associates, Inc. Class A*	1,200	35,712
Lender Processing Services, Inc.	1,500	45,915
ManTech International Corp. Class A*	300	12,570
NeuStar, Inc. Class A*	1,600	26,800
SAIC, Inc.*	200	3,734
		563,747
Leisure Equipment & Products (0.0%)
Callaway Golf Co.	100	718

Life Sciences Tools & Services (1.9%)
Affymetrix, Inc.*	400	1,308
Bio-Rad Laboratories, Inc. Class A*	2,300	151,570
Charles River Laboratories International, Inc.*	200	5,442
Pharmaceutical Product Development, Inc.	1,300	30,836
Varian, Inc.*	900	21,366
		210,522
Machinery (7.7%)
AGCO Corp.*	6,100	119,560
Briggs & Stratton Corp.	800	13,200
Bucyrus International, Inc.	700	10,626
Crane Co.	14,700	248,136
Federal Signal Corp.	312	1,644
Graco, Inc.	6,300	107,541
Graham Corp.	100	897
Harsco Corp.	4,191	92,915
Joy Global, Inc.	1,900	40,470
Kennametal, Inc.	400	6,484
Lincoln Electric Holdings, Inc.	800	25,352
Oshkosh Corp.	800	5,392
Terex Corp.*	300	2,775
The Gorman-Rupp Co.	5,100	100,980
The Timken Co.	2,400	33,504
The Toro Co.	200	4,836
Trinity Industries, Inc.	1,100	10,054
Wabtec Corp.	400	10,552
		834,918
Marine (0.1%)
Alexander & Baldwin, Inc.	300	5,709

Media (0.5%)
Belo Corp. Class A	1,000	610
DreamWorks Animation SKG, Inc. Class A*	100	2,164
Entercom Communications Corp. Class A	200	220
Harte-Hanks, Inc.	300	1,605
Lamar Advertising Co. Class A*	300	2,925
Lee Enterprises, Inc.	600	168

	Number of
	Shares	Value
COMMON STOCKS
Media
Marvel Entertainment, Inc.*	1,400	$37,170
Meredith Corp.	100	1,664
World Wrestling Entertainment, Inc. Class A	300	3,462
		49,988
Metals & Mining (0.7%)
Carpenter Technology Corp.	1,021	14,416
Cliffs Natural Resources, Inc.	2,400	43,584
Steel Dynamics, Inc.	200	1,762
Worthington Industries, Inc.	1,939	16,889
		76,651
Multi-Utilities (1.6%)
Alliant Energy Corp.	200	4,938
Avista Corp.	3,500	48,230
CH Energy Group, Inc.	300	14,070
MDU Resources Group, Inc.	3,900	62,946
NorthWestern Corp.	200	4,296
NSTAR	300	9,564
PNM Resources, Inc.	100	826
Vectren Corp.	1,300	27,417
		172,287
Multiline Retail (0.7%)
99 Cents Only Stores*	300	2,772
Dollar Tree, Inc.*	1,400	62,370
Fred’s, Inc. Class A	1,200	13,536
		78,678
Office Electronics (0.1%)
Zebra Technologies Corp. Class A*	300	5,706

Oil, Gas & Consumable Fuels (4.9%)
Alon USA Energy, Inc.	400	5,480
Arch Coal, Inc.	6,800	90,916
Bill Barrett Corp.*	10,971	243,995
Cimarex Energy Co.	200	3,676
Comstock Resources, Inc.*	1,000	29,800
Denbury Resources, Inc.*	600	8,916
Encore Acquisition Co.*	1,900	44,213
Foundation Coal Holdings, Inc.	100	1,435
Frontier Oil Corp.	300	3,837
Goodrich Petroleum Corp.*	100	1,936
Knightsbridge Tankers, Ltd.	400	5,820
Mariner Energy, Inc.*	200	1,550
Massey Energy Co.	700	7,084
Newfield Exploration Co.*	200	4,540
Overseas Shipholding Group, Inc.	2,400	54,408
Patriot Coal Corp.*	400	1,484
Plains Exploration & Production Co.*	300	5,169
Quicksilver Resources, Inc.*	300	1,662
San Juan Basin Royalty Trust	1,000	14,270
Southern Union Co.	100	1,522
W&T Offshore, Inc.	100	615
		532,328
Paper & Forest Products (0.1%)
Clearwater Paper Corp*	371	2,979
Louisiana-Pacific Corp.	600	1,338
Schweitzer-Mauduit International, Inc.	94	1,735
		6,052
Personal Products (0.1%)
Alberto-Culver Co.	100	2,261

	Number of
	Shares	Value
COMMON STOCKS
Personal Products
NBTY, Inc.*	300	$4,224
		6,485
Pharmaceuticals (4.5%)
Endo Pharmaceuticals Holdings, Inc.*	11,592	204,947
Medicis Pharmaceutical Corp. Class A	4,800	59,376
Perrigo Co.	300	7,449
Sepracor, Inc.*	9,200	134,872
Valeant Pharmaceuticals International*	4,451	79,183
		485,827
Professional Services (0.4%)
Korn/Ferry International*	1,600	14,496
Manpower, Inc.	100	3,153
Monster Worldwide, Inc.*	200	1,630
MPS Group, Inc.*	500	2,975
Navigant Consulting, Inc.*	500	6,535
The Corporate Executive Board Co.	991	14,370
		43,159
Real Estate Investment Trusts (3.6%)
Alexandria Real Estate Equities, Inc.	200	7,280
AMB Property Corp.	800	11,520
Apartment Investment & Management Co. Class A	59	323
BRE Properties, Inc.	400	7,852
Camden Property Trust	400	8,632
Cousins Properties, Inc.	300	1,932
Duke Realty Corp.	1,000	5,500
Equity One, Inc.	2,300	28,037
Essex Property Trust, Inc.	200	11,468
Federal Realty Investment Trust	400	18,400
Highwoods Properties, Inc.	400	8,568
Hospitality Properties Trust	2,700	32,400
Liberty Property Trust	2,100	39,774
Mack-Cali Realty Corp.	1,800	35,658
Nationwide Health Properties, Inc.	700	15,533
OMEGA Healthcare Investors, Inc.	500	7,040
Potlatch Corp.	1,400	32,466
Rayonier, Inc.	1,500	45,330
Realty Income Corp.	2,100	39,522
Regency Centers Corp.	500	13,285
SL Green Realty Corp.	400	4,320
The Macerich Co.	500	3,130
UDR, Inc.	944	8,128
Weingarten Realty Investors	500	4,760
		390,858
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	1,100	25,586

Road & Rail (2.2%)
Avis Budget Group, Inc.*	2,200	2,002
Genesee & Wyoming, Inc., Class A*	500	10,625
Knight Transportation, Inc.	6,681	101,284
Werner Enterprises, Inc.	8,200	123,984
YRC Worldwide, Inc.*	100	449
		238,344
Semiconductors & Semiconductor Equipment (1.1%)
Atmel Corp.*	2,800	10,164
Cree, Inc.*	700	16,471
Fairchild Semiconductor International, Inc.*	800	2,984
Integrated Device Technology, Inc.*	1,100	5,005
International Rectifier Corp.*	1,065	14,388
Intersil Corp. Class A	300	3,450
Lam Research Corp.*	200	4,554

	Number of
	Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
RF Micro Devices, Inc.*	3,700	$4,921
Semtech Corp.*	321	4,285
Silicon Laboratories, Inc.*	1,300	34,320
Tessera Technologies, Inc.*	100	1,337
Ultratech, Inc.*	1,300	16,237
		118,116
Software (2.1%)
Advent Software, Inc.*	100	3,331
Cadence Design Systems, Inc.*	1,700	7,140
FactSet Research Systems, Inc.	800	39,992
Fair Isaac Corp.	1,400	19,698
Jack Henry & Associates, Inc.	300	4,896
Macrovision Solutions Corp.*	200	3,558
Mentor Graphics Corp.*	600	2,664
Opnet Technologies, Inc.*	100	867
Parametric Technology Corp.*	3,800	37,924
Pegasystems, Inc.	200	3,714
Sybase, Inc.*	200	6,058
Synopsys, Inc.*	3,100	64,263
Tyler Technologies, Inc.*	1,400	20,482
Wind River Systems, Inc.*	1,500	9,600
		224,187
Specialty Retail (5.3%)
Advance Auto Parts, Inc.	100	4,108
Aeropostale, Inc.*	800	21,248
American Eagle Outfitters, Inc.	300	3,672
AnnTaylor Stores Corp.*	400	2,080
Barnes & Noble, Inc.	1,500	32,070
Borders Group, Inc.*	400	252
Chico’s FAS, Inc.*	500	2,685
Coldwater Creek, Inc.*	300	753
Dick’s Sporting Goods, Inc.*	300	4,281
Foot Locker, Inc.	2,000	20,960
Guess?, Inc.	4,200	88,536
Hibbett Sports, Inc.*	800	15,376
Hot Topic, Inc.*	1,900	21,261
J. Crew Group, Inc.*	200	2,636
Pacific Sunwear of California, Inc.*	800	1,328
PetSmart, Inc.	500	10,480
RadioShack Corp.	1,800	15,426
Rent-A-Center, Inc.*	9,600	185,952
Ross Stores, Inc.	1,392	49,945
The Buckle, Inc.	750	23,948
The Cato Corp. Class A	1,600	29,248
Tractor Supply Co.*	921	33,211
Urban Outfitters, Inc.*	400	6,548
		576,004
Textiles, Apparel & Luxury Goods (2.6%)
Fossil, Inc.*	7,157	112,365
Hanesbrands, Inc.*	200	1,914
Phillips-Van Heusen Corp.	300	6,804
The Timberland Co. Class A*	3,300	39,402
The Warnaco Group, Inc.*	4,100	98,400
Under Armour, Inc. Class A*	1,137	18,681
		277,566
Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	253	2,325
First Niagara Financial Group, Inc.	273	2,976
New York Community Bancorp, Inc.	300	3,351
Ocwen Financial Corp.*	3,900	44,577
The PMI Group, Inc.	519	322

	Number of
	Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance
Washington Federal, Inc.	131	$1,741
		55,292
Tobacco (0.5%)
Vector Group, Ltd.	4,200	54,558

Trading Companies & Distributors (0.1%)
GATX Corp.	500	10,115
United Rentals, Inc.*	400	1,684
Watsco, Inc.	100	3,403
		15,202
Water Utilities (0.1%)
Aqua America, Inc.	100	2,000
California Water Service Group	100	4,186
		6,186
Wireless Telecommunication Services (1.1%)
Syniverse Holdings, Inc.*	7,100	111,896
Telephone & Data Systems, Inc.	300	7,953
		119,849
TOTAL COMMON STOCKS (Cost $11,686,015)		10,804,805

	Par
	(000)
SHORT-TERM INVESTMENT (1.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/09 (Cost $125,000)	$125	125,000

TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $11,811,015)		10,929,805

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(126,112)

NET ASSETS (100.0%)		$10,803,693

*                                         Non-income producing security.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$10,804,805	$—
Level 2 - Other Significant Observable Inputs	125,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$10,929,805	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $11,811,015, $621,222, $(1,502,432) and $(881,210), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust — Small Cap Core I Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (100.4%)
Aerospace & Defense (2.2%)
AAR Corp.*	700	$8,778
Aerovironment, Inc.*	3,200	66,880
American Science & Engineering, Inc.	400	22,320
Applied Signal Technology, Inc.	6,200	125,426
Argon ST, Inc.*	100	1,897
Axsys Technologies, Inc.*	5,000	210,200
Ceradyne, Inc.*	500	9,065
Cubic Corp.	5,001	126,676
Curtiss-Wright Corp.	35,400	992,970
Esterline Technologies Corp.*	10,159	205,110
GenCorp, Inc.*	6,600	13,992
HEICO Corp.	400	9,720
Moog, Inc. Class A*	1,800	41,166
Orbital Sciences Corp.*	40,200	477,978
Stanley, Inc.*	1,800	45,702
Teledyne Technologies, Inc.*	1,000	26,680
Triumph Group, Inc.	700	26,740
		2,411,300
Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	400	6,940
Forward Air Corp.	1,100	17,853
Hub Group, Inc. Class A*	21,510	365,670
		390,463
Airlines (0.0%)
Republic Airways Holdings, Inc.*	400	2,592
SkyWest, Inc.	2,600	32,344
		34,936
Auto Components (0.0%)
Drew Industries, Inc.*	500	4,340
Spartan Motors, Inc.	5,300	21,306
Standard Motor Products, Inc.	2,100	5,775
Superior Industries International, Inc.	700	8,295
		39,716
Automobiles (0.0%)
Fleetwood Enterprises, Inc.*	30,200	1,117
Monaco Coach Corp.	14,300	2,145
Winnebago Industries, Inc.	600	3,186
		6,448
Beverages (0.2%)
The Boston Beer Co., Inc. Class A*	9,900	206,514

Biotechnology (4.5%)
ArQule, Inc.*	5,700	23,598
Cepheid, Inc.*	2,100	14,490
Cubist Pharmaceuticals, Inc.*	139,350	2,279,766
Dendreon Corp.*	52,100	218,820
Emergent Biosolutions, Inc.*	120,200	1,623,902
Genomic Health, Inc.*	2,400	58,512
Halozyme Therapeutics, Inc.*	400	2,184
Martek Biosciences Corp.	19,900	363,175
Pharmasset, Inc.*	200	1,962
Regeneron Pharmaceuticals, Inc.*	18,233	252,709
Savient Pharmaceuticals, Inc.*	9,100	45,045
		4,884,163
Building Products (0.9%)
AAON, Inc.	2,700	48,924
American Woodmark Corp.	17	298
Ameron International Corp.	300	15,798

	Number of
	Shares	Value
COMMON STOCKS
Building Products
Apogee Enterprises, Inc.	5,600	$61,488
Gibraltar Industries, Inc.	5,500	25,960
Griffon Corp.*	42,000	315,000
NCI Building Systems, Inc.*	400	888
Quanex Building Products Corp.	7,800	59,280
Simpson Manufacturing Co., Inc.	19,700	354,994
Trex Co., Inc.*	12,427	94,818
Universal Forest Products, Inc.	1,900	50,559
		1,028,007
Capital Markets (3.0%)
Cohen & Steers, Inc.	71	792
Investment Technology Group, Inc.*	93,500	2,386,120
LaBranche & Co., Inc.*	10,700	40,018
MVC Capital, Inc.	200	1,682
optionsXpress Holdings, Inc.	10,800	122,796
Piper Jaffray Cos., Inc.*	900	23,211
Prospect Capital Corp.	300	2,556
Stifel Financial Corp.*	8,600	372,466
SWS Group, Inc.	13,300	206,549
thinkorswim Group, Inc.*	1,800	15,552
TradeStation Group, Inc.*	6,600	43,560
		3,215,302
Chemicals (1.5%)
A. Schulman, Inc.	8,558	115,961
American Vanguard Corp.	5,600	72,240
Arch Chemicals, Inc.	1,800	34,128
Balchem Corp.	8,300	208,579
Calgon Carbon Corp.*	70,520	999,268
Georgia Gulf Corp.	9,200	6,532
H.B. Fuller Co.	2,200	28,600
Innophos Holdings, Inc.	400	4,512
LSB Industries, Inc.*	900	8,901
NewMarket Corp.	300	13,290
OM Group, Inc.*	500	9,660
Penford Corp.	2,200	7,986
PolyOne Corp.*	18,300	42,273
Quaker Chemical Corp.	3,286	26,091
Stepan Co.	200	5,460
Zep, Inc.	1,800	18,414
		1,601,895
Commercial Banks (8.4%)
Banco Latinoamericano de Exportaciones, S.A.	400	3,748
Bank of the Ozarks, Inc.	2,000	46,160
Boston Private Financial Holdings, Inc.	3,000	10,530
Capital City Bank Group, Inc.	56	642
Cascade Bancorp	4,500	7,335
Central Pacific Financial Corp.	6,000	33,600
Chemical Financial Corp.	100	2,081
City Holding Co.	1,300	35,477
Columbia Banking System, Inc.	8,800	56,320
Community Bank System, Inc.	19,000	318,250
Community Trust Bancorp, Inc.	100	2,675
East West Bancorp, Inc.	92,500	422,725
F.N.B. Corp.	14,100	108,147
First BanCorp.	99,900	425,574
First Busey Corp.	300	2,328
First Commonwealth Financial Corp.	66,400	588,968
First Financial Bancorp.	14,700	140,091
First Financial Bankshares, Inc.	10,300	496,151
First Merchants Corp.	40	432
First Midwest Bancorp, Inc.	14,600	125,414
Frontier Financial Corp.	4,200	4,620

	Number of
	Shares	Value
COMMON STOCKS
Commercial Banks
Glacier Bancorp, Inc.	35,200	$552,992
Hancock Holding Co.	17,200	538,016
Hanmi Financial Corp.	8,300	10,790
Harleysville National Corp.	587	3,557
Home Bancshares, Inc.	1,300	25,961
Independent Bank Corp./MA	300	4,425
Irwin Financial Corp.*	3,000	5,850
Lakeland Bancorp, Inc.	300	2,409
Lakeland Financial Corp.	100	1,919
MainSource Financial Group, Inc.	300	2,412
MB Financial, Inc.	1,200	16,320
Nara Bancorp, Inc.	4,400	12,936
National Penn Bancshares, Inc.	19,700	163,510
NBT Bancorp, Inc.	4,200	90,888
Northfield Bancorp, Inc.	200	2,186
Old National Bancorp	60,200	672,434
Pacific Capital Bancorp	600	4,062
PacWest Bancorp	1,300	18,629
Pinnacle Financial Partners, Inc.*	1,300	30,823
PrivateBancorp, Inc.	26,300	380,298
Prosperity Bancshares, Inc.	33,700	921,695
Renasant Corp.	200	2,512
S&T Bancorp, Inc.	11,600	246,036
S.Y. Bancorp, Inc.	100	2,430
SCBT Financial Corp.	100	2,090
Signature Bank*	12,900	364,167
Simmons First National Corp. Class A	100	2,519
Southwest Bancorp, Inc.	200	1,876
StellarOne Corp.	300	3,573
Sterling Bancorp NY	8,300	82,170
Sterling Bancshares, Inc.	16,200	105,948
Sterling Financial Corp.	2,400	4,968
Suffolk Bancorp	100	2,599
Susquehanna Bancshares, Inc.	12,100	112,893
Texas Capital Bancshares, Inc.*	300	3,378
The South Financial Group, Inc.	7,066	7,773
Tompkins Financial Corp.	1,600	68,800
TriCo Bancshares	200	3,348
UCBH Holdings, Inc.	19,200	28,992
UMB Financial Corp.	17,300	735,077
Umpqua Holdings Corp.	27,500	249,150
United Bankshares, Inc.	8,800	151,712
United Community Banks, Inc.	8,095	33,675
Univest Corp. of Pennsylvania	100	1,750
WesBanco, Inc.	100	2,283
Western Alliance Bancorp*	193	880
Whitney Holding Corp.	32,400	370,980
Wilshire Bancorp, Inc.	4,100	21,156
Wintrust Financial Corp.	13,300	163,590
		9,069,705
Commercial Services & Supplies (3.0%)
ABM Industries, Inc.	54,289	890,340
ATC Technology Corp.*	12,800	143,360
Bowne & Co., Inc.	3,670	11,781
Comfort Systems USA, Inc.	2,400	24,888
Deluxe Corp.	7,500	72,225
EnergySolutions	54,100	467,965
Fuel Tech, Inc.*	200	2,092
G&K Services, Inc. Class A	7,973	150,769
GeoEye, Inc.*	800	15,800
Healthcare Services Group, Inc.	14,100	211,077
Herman Miller, Inc.	1,200	12,792
HNI Corp.	20	208
Interface, Inc. Class A	9,800	29,302

	Number of
	Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Knoll, Inc.	7,700	$47,201
M&F Worldwide Corp.*	300	3,513
McGrath Rentcorp	100	1,576
Mobile Mini, Inc.*	1,800	20,736
Sykes Enterprises, Inc.*	14,900	247,787
Team, Inc.*	1,100	12,892
Tetra Technologies, Inc.*	37,400	762,212
The Geo Group, Inc.*	1,300	17,225
The Standard Register Co.	2,700	12,366
United Stationers, Inc.*	1,000	28,080
Viad Corp.	900	12,708
		3,198,895
Communications Equipment (2.4%)
Arris Group, Inc.*	212,928	1,569,279
Avocent Corp.*	5,500	66,770
Bel Fuse, Inc. Class B	4,658	62,604
Black Box Corp.	7,400	174,714
Blue Coat Systems, Inc.*	500	6,005
Cogo Group, Inc.*	300	2,004
Comtech Telecommunications Corp.*	1,600	39,632
Digi International, Inc.*	9,000	69,030
Ditech Networks, Inc.*	12,800	13,184
EMS Technologies, Inc.*	3,900	68,094
Harmonic, Inc.*	19,300	125,450
NETGEAR, Inc.*	500	6,025
Network Equipment Technologies, Inc.*	5,800	20,532
PC-Tel, Inc.	3,300	14,190
Plantronics, Inc.	400	4,828
Symmetricom, Inc.*	8,600	30,100
Tekelec*	16,100	213,003
Tollgrade Communications, Inc.*	2,950	17,110
ViaSat, Inc.*	3,700	77,034
		2,579,588
Computers & Peripherals (2.6%)
Adaptec, Inc.*	24,500	58,800
Avid Technology, Inc.*	2,700	24,678
Hutchinson Technology, Inc.*	2,700	7,020
Intermec, Inc.*	100	1,040
Novatel Wireless, Inc.*	600	3,372
Stratasys, Inc.*	8,600	71,122
Synaptics, Inc.*	100,616	2,692,484
		2,858,516
Construction & Engineering (0.3%)
EMCOR Group, Inc.*	2,500	42,925
Insituform Technologies, Inc. Class A*	9,300	145,452
Layne Christensen Co.*	4,200	67,494
Northwest Pipe Co.*	400	11,388
Pike Electric Corp.*	2,000	18,500
Sterling Construction Co., Inc.*	2,600	46,384
		332,143
Construction Materials (0.8%)
Eagle Materials, Inc.	100	2,425
Headwaters, Inc.*	4,700	14,758
Texas Industries, Inc.	35,982	899,550
		916,733
Consumer Finance (0.3%)
Cash America International, Inc.	1,100	17,226
EZCORP, Inc. Class A*	2,100	24,297
First Cash Financial Services, Inc.*	14,700	219,324

	Number of
	Shares	Value
COMMON STOCKS
Consumer Finance
World Acceptance Corp.*	5,000	$85,500
		346,347
Containers & Packaging (0.1%)
Chesapeake Corp.*	9,700	39
Myers Industries, Inc.	5,899	36,220
Rock-Tenn Co. Class A	1,200	32,460
		68,719
Distributors (0.0%)
Audiovox Corp. Class A*	3,300	11,319

Diversified Consumer Services (0.8%)
Capella Education Co.*	1,400	74,200
CPI Corp.	200	1,478
Hillenbrand, Inc.	35,832	573,670
Lincoln Educational Services Corp.*	700	12,824
Pre-Paid Legal Services, Inc.*	3,100	89,993
Regis Corp.	2,200	31,790
Universal Technical Institute, Inc.*	10,400	124,800
		908,755
Diversified Financial Services (0.1%)
Compass Diversified Holdings	200	1,784
Financial Federal Corp.	500	10,590
PHH Corp.*	400	5,620
Portfolio Recovery Associates, Inc.*	3,000	80,520
		98,514
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.	5,800	38,860
Cbeyond, Inc.*	2,200	41,426
Consolidated Communications Holdings, Inc.	200	2,052
FairPoint Communications, Inc.	13,200	10,296
General Communication, Inc. Class A*	9,100	60,788
Global Crossing, Ltd.*	500	3,500
Iowa Telecommunications Services, Inc.	4,100	46,986
Premiere Global Services, Inc.*	4,900	43,218
Shenandoah Telecommunications Co.	100	2,280
		249,406
Electric Utilities (0.7%)
ALLETE, Inc.	100	2,669
Central Vermont Public Service Corp.	2,500	43,250
Cleco Corp.	4,100	88,929
El Paso Electric Co.*	6,100	85,949
The Empire District Electric Co.	7,100	102,524
UIL Holdings Corp.	10,800	241,056
Unisource Energy Corp.	5,100	143,769
		708,146
Electrical Equipment (1.2%)
A.O. Smith Corp.	14,200	357,556
Acuity Brands, Inc.	900	20,286
American Superconductor Corp.*	7,600	131,556
AZZ, Inc.*	400	10,556
Baldor Electric Co.	4,900	71,001
Belden, Inc.	35,800	447,858
Brady Corp. Class A	3,500	61,705
C&D Technologies, Inc.*	3,700	6,845
EnerSys*	700	8,484
Franklin Electric Co., Inc.	1,267	28,039
II-VI, Inc.*	1,900	32,642
Magnetek, Inc.*	5,800	10,440
Regal-Beloit Corp.	3,000	91,920

	Number of
	Shares	Value
COMMON STOCKS
Electrical Equipment
Vicor Corp.	4,400	$21,516
		1,300,404
Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.	4,700	20,210
Anixter International, Inc.*	100	3,168
Benchmark Electronics, Inc.*	79,100	885,920
Brightpoint, Inc.*	10,300	44,084
Cognex Corp.	7,900	105,465
CTS Corp.	6,700	24,187
Daktronics, Inc.	500	3,275
Electro Rent Corp.	200	1,928
Electro Scientific Industries, Inc.*	10,900	64,528
FARO Technologies, Inc.*	7,800	104,832
Gerber Scientific, Inc.*	3,800	9,082
ICx Technologies, Inc.*	100	405
Insight Enterprises, Inc.*	8,600	26,316
Keithley Instruments, Inc.	2,000	6,780
Littelfuse, Inc.*	6,800	74,732
Mercury Computer Systems, Inc.*	5,200	28,756
Methode Electronics, Inc.	8,100	28,998
MTS Systems Corp.	11,700	266,175
Newport Corp.*	7,100	31,382
OSI Systems, Inc.*	100	1,526
Park Electrochemical Corp.	5,500	95,040
Plexus Corp.*	800	11,056
RadiSys Corp.*	3,000	18,180
Rofin-Sinar Technologies, Inc.*	400	6,448
Rogers Corp.*	1,600	30,208
ScanSource, Inc.*	2,900	53,882
Technitrol, Inc.	4,800	8,208
TTM Technologies, Inc.*	8,900	51,620
Universal Display Corp.*	1,422	13,040
		2,019,431
Energy Equipment & Services (4.6%)
Atwood Oceanics, Inc.*	47,900	794,661
Bristow Group, Inc.*	500	10,715
CARBO Ceramics, Inc.	70,100	1,993,644
Dril-Quip, Inc.*	400	12,280
Gulf Island Fabrication, Inc.	2,400	19,224
ION Geophysical Corp.*	11,600	18,096
Lufkin Industries, Inc.	12,309	466,265
Matrix Service Co.*	3,400	27,948
NATCO Group, Inc. Class A*	100	1,893
Oil States International, Inc.*	65,200	874,984
PHI, Inc.*	814	8,124
Pioneer Drilling Co.*	10,200	33,456
SEACOR Holdings, Inc.*	11,400	664,734
Superior Well Services, Inc.*	2,000	10,260
TETRA Technologies, Inc.*	14,500	47,125
		4,983,409
Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	23,400	623,844
Nash Finch Co.	7,200	202,248
Spartan Stores, Inc.	10,000	154,100
The Andersons, Inc.	300	4,242
The Great Atlantic & Pacific Tea Co., Inc.*	6,300	33,453
The Pantry, Inc.*	5,100	89,811
United Natural Foods, Inc.*	2,000	37,940
		1,145,638
Food Products (1.7%)
Cal-Maine Foods, Inc.	900	20,151

	Number of
	Shares	Value
COMMON STOCKS
Food Products
Darling International, Inc.*	16,000	$59,360
Diamond Foods, Inc.	5,200	145,236
Green Mountain Coffee Roasters, Inc.*	17,500	840,000
J & J Snack Foods Corp.	6,700	231,753
Lance, Inc.	16,200	337,284
Smart Balance, Inc.*	60	362
The Hain Celestial Group, Inc.*	2,600	37,024
TreeHouse Foods, Inc.*	5,300	152,587
Zhongpin, Inc.*	200	1,776
		1,825,533
Gas Utilities (2.2%)
Atmos Energy Corp.	100	2,312
New Jersey Resources Corp.	20,600	699,988
Northwest Natural Gas Co.	15,500	673,010
Piedmont Natural Gas Co., Inc.	3,600	93,204
South Jersey Industries, Inc.	1,200	42,000
Southwest Gas Corp.	6,627	139,631
The Laclede Group, Inc.	18,500	721,130
		2,371,275
Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.*	8,900	153,436
ABIOMED, Inc.*	900	4,410
Align Technology, Inc.*	1,900	15,067
American Medical Systems Holdings, Inc.*	1,700	18,955
Analogic Corp.	500	16,010
Cantel Medical Corp.*	1,900	24,453
CONMED Corp.*	2,100	30,261
CryoLife, Inc.*	5,800	30,044
Cyberonics, Inc.*	38,800	514,876
Greatbatch, Inc.*	43,200	835,920
Haemonetics Corp.*	100	5,508
ICU Medical, Inc.*	2,000	64,240
Integra LifeSciences Holdings*	1,700	42,041
Invacare Corp.	700	11,221
IRIS International, Inc.*	200	2,306
Kensey Nash Corp.*	2,400	51,048
Meridian Bioscience, Inc.	7,949	144,036
Merit Medical Systems, Inc.*	13,100	159,951
Natus Medical, Inc.*	500	4,255
Neogen Corp.*	300	6,549
Palomar Medical Technologies, Inc.*	8,300	60,258
Quidel Corp.*	600	5,532
SurModics, Inc.*	3,100	56,575
Symmetry Medical, Inc.*	7,300	46,063
Theragenics Corp.*	10,300	12,566
West Pharmaceutical Services, Inc.	100	3,281
Zoll Medical Corp.*	9,600	137,856
		2,456,718
Health Care Providers & Services (5.3%)
Air Methods Corp.*	300	5,073
Almost Family, Inc.*	1,500	28,635
Amedisys, Inc.*	18,400	505,816
AMERIGROUP Corp.*	100	2,754
AMN Healthcare Services, Inc.*	6,600	33,660
AmSurg Corp.*	15,800	250,430
Bio-Reference Laboratories, Inc.*	1,000	20,910
Catalyst Health Solutions, Inc.*	27,004	535,220
Centene Corp.*	32,800	591,056
Chemed Corp.	900	35,010
CorVel Corp.*	100	2,022
Cross Country Healthcare, Inc.*	13,500	88,425
Genoptix, Inc.*	1,100	30,008

	Number of
	Shares	Value
COMMON STOCKS
Health Care Providers & Services
Gentiva Health Services, Inc.*	18,800	$285,760
Hanger Orthopedic Group, Inc.*	8,400	111,300
Healthspring, Inc.*	3,300	27,621
Healthways, Inc.*	1,000	8,770
HMS Holdings Corp.*	11,500	378,350
InVentiv Health, Inc.*	600	4,896
Kindred Healthcare, Inc.*	42,000	627,900
Landauer, Inc.	1,200	60,816
LCA-Vision, Inc.	3,655	10,636
LHC Group, Inc.*	500	11,140
Magellan Health Services, Inc.*	29,032	1,057,926
MedCath Corp.*	5,800	42,166
MEDNAX, Inc.*	6,200	182,714
Molina Healthcare, Inc.*	900	17,118
MWI Veterinary Supply, Inc.*	1,300	37,024
Odyssey HealthCare, Inc.*	13,600	131,920
PSS World Medical, Inc.*	3,600	51,660
RehabCare Group, Inc.*	5,371	93,670
Res-Care, Inc.*	8,929	130,006
Sunrise Senior Living, Inc.*	34,700	23,596
Universal American Financial Corp.*	39,811	337,199
		5,761,207
Health Care Technology (0.2%)
Computer Programs & Systems, Inc.	1,300	43,251
Eclipsys Corp.*	2,600	26,364
Omnicell, Inc.*	4,200	32,844
Phase Forward, Inc.*	7,800	99,762
Vital Images, Inc.*	200	2,254
		204,475
Hotels, Restaurants & Leisure (5.8%)
Ambassadors Group, Inc.	250	2,030
Ameristar Casinos, Inc.	12,100	152,218
BJ’s Restaurants, Inc.*	200	2,782
Bob Evans Farms, Inc.	300	6,726
Buffalo Wild Wings, Inc.*	55,588	2,033,409
California Pizza Kitchen, Inc.*	13,500	176,580
CEC Entertainment, Inc.*	34,100	882,508
CKE Restaurants, Inc.	2,000	16,800
Cracker Barrel Old Country Store, Inc.	11,000	315,040
DineEquity, Inc.	500	5,930
Domino’s Pizza, Inc.*	400	2,620
Gaylord Entertainment Co.*	2,000	16,660
Jack in the Box, Inc.*	2,600	60,554
Landry’s Restaurants, Inc.	200	1,044
Monarch Casino & Resort, Inc.*	300	1,548
Multimedia Games, Inc.*	4,300	9,245
O’Charley’s, Inc.	3,500	10,535
P.F. Chang’s China Bistro, Inc.*	13,700	313,456
Papa John’s International, Inc.*	4,500	102,915
Peet’s Coffee & Tea, Inc.*	7,600	164,312
Pinnacle Entertainment, Inc.*	9,900	69,696
Red Robin Gourmet Burgers, Inc.*	3,200	56,416
Ruby Tuesday, Inc.*	10,600	30,952
Ruth’s Hospitality Group, Inc.*	4,400	5,324
Shuffle Master, Inc.*	10,700	30,709
Sonic Corp.*	17,600	176,352
Speedway Motorsports, Inc.	200	2,364
Texas Roadhouse, Inc. Class A*	21,500	204,895
The Cheesecake Factory, Inc.*	900	10,305
The Marcus Corp.	1,300	11,050
The Steak n Shake Co.*	21,900	165,783

	Number of
	Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
WMS Industries, Inc.*	56,700	$1,185,597
		6,226,355
Household Durables (0.2%)
Bassett Furniture Industries, Inc.	2,500	4,850
Blyth, Inc.	800	20,904
Champion Enterprises, Inc.*	7,000	3,360
Ethan Allen Interiors, Inc.	1,500	16,890
La-Z-Boy, Inc.	9,800	12,250
Libbey, Inc.	4,100	3,772
M/I Homes, Inc.	500	3,495
Meritage Homes Corp.*	500	5,710
National Presto Industries, Inc.	1,700	103,717
Russ Berrie & Co., Inc.*	4,500	5,940
Skyline Corp.	700	13,307
Standard Pacific Corp.*	29,400	25,872
Tempur-Pedic International, Inc.	2,700	19,710
Universal Electronics, Inc.*	500	9,050
		248,827
Household Products (0.4%)
Central Garden & Pet Co.*	21,700	165,137
Central Garden & Pet Co. Class A*	13,200	99,264
Spectrum Brands, Inc.*	27,700	3,601
WD-40 Co.	8,100	195,534
		463,536
Industrial Conglomerates (0.5%)
Raven Industries, Inc.	100	2,078
Standex International Corp.	8,048	74,042
Tredegar Corp.	27,000	440,910
		517,030
Insurance (2.3%)
American Physicians Capital, Inc.	200	8,184
Amerisafe, Inc.*	1,100	16,852
Baldwin & Lyons, Inc. Class B	300	5,676
Citizens, Inc.*	3,584	26,056
Crawford & Co. Class B*	400	2,688
Delphi Financial Group, Inc. Class A	1,400	18,844
EMC Insurance Group, Inc.	29	611
Horace Mann Educators Corp.	45,100	377,487
Infinity Property & Casualty Corp.	6,700	227,331
LandAmerica Financial Group, Inc.	5,200	338
National Financial Partners Corp.	2,500	8,000
Navigators Group, Inc.*	6,500	306,670
OneBeacon Insurance Group, Ltd.	300	2,898
Presidential Life Corp.	6,419	50,004
ProAssurance Corp.*	6,800	317,016
RLI Corp.	7,300	366,460
Safety Insurance Group, Inc.	3,258	101,259
Selective Insurance Group, Inc.	25,900	314,944
Stewart Information Services Corp.	4,000	78,000
Tower Group, Inc.	7,247	178,493
United Fire & Casualty Co.	4,325	94,977
Zenith National Insurance Corp.	900	21,699
		2,524,487
Internet & Catalog Retail (0.1%)
Blue Nile, Inc.*	1,000	30,150
NutriSystem, Inc.	300	4,281
PetMed Express, Inc.*	2,400	39,552
Stamps.com, Inc.*	5,400	52,380
		126,363

	Number of
	Shares	Value
COMMON STOCKS
Internet Software & Services (1.2%)
AsiaInfo Holdings, Inc.*	26,600	$448,210
Bankrate, Inc.*	800	19,960
DealerTrack Holdings, Inc.*	1,000	13,100
GSI Commerce, Inc.*	400	5,240
InfoSpace, Inc.*	19,200	99,840
Internet Brands, Inc. Class A*	600	3,522
j2 Global Communications, Inc.*	26,500	580,085
LoopNet, Inc.*	300	1,824
Perficient, Inc.*	6,300	34,020
SAVVIS, Inc.*	300	1,857
The Knot, Inc.*	800	6,560
United Online, Inc.	16,500	73,590
ValueClick, Inc.*	2,900	24,679
Vignette Corp.*	300	2,004
WebMD Health Corp. Class A*	870	19,401
Websense, Inc.*	1,600	19,200
		1,353,092
IT Services (1.0%)
CACI International, Inc. Class A*	7,600	277,324
CIBER, Inc.*	11,800	32,214
CSG Systems International, Inc.*	25,800	368,424
CyberSource Corp.*	15,700	232,517
Euronet Worldwide, Inc.*	1,600	20,896
Forrester Research, Inc.*	400	8,224
Heartland Payment Systems, Inc.	4,900	32,389
Integral Systems, Inc.*	1,700	14,620
NCI, Inc. Class A*	1,000	26,000
StarTek, Inc.*	2,200	6,820
Wright Express Corp.*	600	10,932
		1,030,360
Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	2,200	8,426
Brunswick Corp.	17,400	60,030
Callaway Golf Co.	1,000	7,180
JAKKS Pacific, Inc.*	7,700	95,095
Nautilus, Inc.*	3,700	2,331
Pool Corp.	12,500	167,500
RC2 Corp.*	3,500	18,445
Sturm, Ruger & Co., Inc.*	7,400	91,242
		450,249
Life Sciences Tools & Services (0.7%)
Albany Molecular Research, Inc.*	200	1,886
Cambrex Corp.*	4,100	9,348
Dionex Corp.*	12,500	590,625
Enzo Biochem, Inc.*	6,400	25,728
eResearchTechnology, Inc.*	8,900	46,814
Kendle International, Inc.*	800	16,768
Medivation, Inc.*	400	7,308
PARAXEL International Corp.*	3,400	33,082
		731,559
Machinery (3.9%)
Actuant Corp. Class A	100	1,033
Albany International Corp. Class A	1,200	10,860
Astec Industries, Inc.*	900	23,607
Badger Meter, Inc.	500	14,445
Barnes Group, Inc.	1,600	17,104
Briggs & Stratton Corp.	27,700	457,050
Cascade Corp.	200	3,526
CIRCOR International, Inc.	500	11,260
CLARCOR, Inc.	100	2,519
EnPro Industries, Inc.*	500	8,550

	Number of
	Shares	Value
COMMON STOCKS
Machinery
ESCO Technologies, Inc.*	100	$3,870
Federal Signal Corp.	4,078	21,491
Gardner Denver, Inc.*	53,028	1,152,829
Graham Corp.	19,507	174,978
John Bean Technologies Corp.	5,700	59,622
Kaydon Corp.	25,400	694,182
Lindsay Corp.	3,073	82,971
Lydall, Inc.*	3,300	9,801
Mueller Industries, Inc.	14,988	325,090
Oshkosh Corp.	60,270	406,220
RBC Bearings, Inc.*	600	9,168
Robbins & Myers, Inc.	20,100	304,917
The Gorman-Rupp Co.	12,042	238,431
The Toro Co.	6,700	162,006
Valmont Industries, Inc.	100	5,021
Wabash National Corp.	5,100	6,273
Watts Water Technologies, Inc. Class A	3,300	64,548
		4,271,372
Marine (0.2%)
International Shipholding Corp.	83	1,633
Kirby Corp.*	6,300	167,832
		169,465
Media (0.1%)
4Kids Entertainment, Inc.*	1,900	2,090
Arbitron, Inc.	600	9,006
Live Nation, Inc.*	16,600	44,322
National CineMedia, Inc.	3,000	39,540
Radio One, Inc. Class D*	39,400	17,730
Scholastic Corp.	400	6,028
World Wrestling Entertainment, Inc. Class A	300	3,462
		122,178
Metals & Mining (0.0%)
A.M. Castle & Co.	300	2,676
AMCOL International Corp.	500	7,420
Brush Engineered Materials, Inc.*	400	5,548
Century Aluminum Co.*	7,400	15,614
Kaiser Aluminum Corp.	400	9,248
Olympic Steel, Inc.	400	6,068
RTI International Metals, Inc.*	500	5,850
		52,424
Multi-Utilities (0.5%)
Avista Corp.	10,300	141,934
CH Energy Group, Inc.	9,400	440,860
		582,794
Multiline Retail (0.4%)
Fred’s, Inc. Class A	39,400	444,432
Tuesday Morning Corp.*	5,500	6,985
		451,417
Oil, Gas & Consumable Fuels (2.0%)
Alon USA Energy, Inc.	20,433	279,932
Berry Petroleum Co. Class A	3,500	38,360
Carrizo Oil & Gas, Inc.*	600	5,328
Contango Oil & Gas Co.*	3,200	125,440
Delta Petroleum Corp.*	1,200	1,440
Genesis Energy, L.P.	200	2,046
GMX Resources, Inc.*	400	2,600
Holly Corp.	11,400	241,680
James River Coal Co.*	400	4,936
Knightsbridge Tankers, Ltd.	8,300	120,765

	Number of
	Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Penn Virginia Corp.	2,800	$30,744
Permian Basin Royalty Trust	678	6,780
PetroQuest Energy, Inc.*	8,600	20,640
St. Mary Land & Exploration Co.	82,626	1,093,142
Stone Energy Corp.*	7,100	23,643
Swift Energy Co.*	700	5,110
VAALCO Energy, Inc.*	25,575	135,292
Westmoreland Coal Co.*	178	1,276
World Fuel Services Corp.	100	3,163
		2,142,317
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	6,200	13,206
Deltic Timber Corp.	600	23,646
Neenah Paper, Inc.	2,400	8,712
Schweitzer-Mauduit International, Inc.	7,249	133,817
Wausau Paper Corp.	9,900	52,074
		231,455
Personal Products (0.1%)
Chattem, Inc.*	900	50,445
Mannatech, Inc.	2,919	9,720
		60,165
Pharmaceuticals (0.4%)
Cypress Bioscience, Inc.*	700	4,977
Indevus Pharmaceuticals, Inc. - (Escrow shares)*^	2,200	0
Noven Pharmaceuticals, Inc.*	9,574	90,761
Pain Therapeutics, Inc.*	55	231
Par Pharmaceutical Cos., Inc.*	16,500	156,255
Salix Pharmaceuticals, Ltd.*	15,400	146,300
ViroPharma, Inc.*	6,700	35,175
		433,699
Professional Services (0.3%)
Administaff, Inc.	500	10,565
CBIZ, Inc.*	300	2,091
CDI Corp.	900	8,748
CoStar Group, Inc.*	300	9,075
CRA International, Inc.*	100	1,888
Exponent, Inc.*	200	5,066
Heidrick & Struggles International, Inc.	2,300	40,802
ICF International, Inc.*	100	2,297
Kelly Services, Inc. Class A	900	7,245
Korn/Ferry International*	13,000	117,780
On Assignment, Inc.*	2,700	7,317
School Specialty, Inc.*	400	7,036
Spherion Corp.*	10,200	21,216
The Corporate Executive Board Co.	4,600	66,700
TrueBlue, Inc.*	900	7,425
		315,251
Real Estate Investment Trusts (5.0%)
Acadia Realty Trust	6,923	73,453
BioMed Realty Trust, Inc.	16,100	108,997
Colonial Properties Trust	9,400	35,814
DiamondRock Hospitality Co.	17,900	71,779
EastGroup Properties, Inc.	19,000	533,330
Entertainment Properties Trust	29,500	464,920
Extra Space Storage, Inc.	17,600	96,976
Franklin Street Properties Corp.	44,100	542,430
Home Properties, Inc.	6,600	202,290
Inland Real Estate Corp.	62,200	440,998
Kilroy Realty Corp.	6,700	115,173
Kite Realty Group Trust	7,300	17,885

	Number of
	Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
LaSalle Hotel Properties	8,400	$49,056
Lexington Realty Trust	14,500	34,510
LTC Properties, Inc.	4,700	82,438
Medical Properties Trust, Inc.	15,300	55,845
Mid-America Apartment Communities, Inc.	5,700	175,731
National Retail Properties, Inc.	42,300	670,032
Parkway Properties, Inc.	3,300	33,990
Pennsylvania Real Estate Investment Trust	7,600	26,980
Post Properties, Inc.	8,900	90,246
PS Business Parks, Inc.	12,900	475,365
Senior Housing Properties Trust	51,800	726,236
Sovran Self Storage, Inc.	4,400	88,352
Tanger Factory Outlet Centers, Inc.	6,200	191,332
Urstadt Biddle Properties, Class A	4,300	57,706
		5,461,864
Real Estate Management & Development (0.0%)
Forestar Real Estate Group, Inc.*	600	4,590

Road & Rail (2.4%)
Arkansas Best Corp.	1,100	20,922
Heartland Express, Inc.	103,900	1,538,759
Knight Transportation, Inc.	59,257	898,336
Old Dominion Freight Line, Inc.*	4,200	98,658
		2,556,675
Semiconductors & Semiconductor Equipment (3.8%)
Actel Corp.*	11,100	112,332
Advanced Energy Industries, Inc.*	14,400	108,432
ATMI, Inc.*	500	7,715
Axcelis Technologies, Inc.*	46,500	17,670
Brooks Automation, Inc.*	10,100	46,561
Cabot Microelectronics Corp.*	14,600	350,838
Cavium Networks, Inc.*	400	4,616
Cohu, Inc.	10,300	74,160
Cymer, Inc.*	2,000	44,520
Cypress Semiconductor Corp.*	1,100	7,447
Diodes, Inc.*	500	5,305
DSP Group, Inc.*	5,600	24,192
Exar Corp.*	20,500	127,920
FEI Co.*	2,000	30,860
Hittite Microwave Corp.*	2,300	71,760
Kopin Corp.*	14,300	33,176
Kulicke & Soffa Industries, Inc.*	12,500	32,750
Micrel, Inc.	22,000	154,880
Microsemi Corp.*	100,197	1,162,285
MKS Instruments, Inc.*	31,200	457,704
Monolithic Power Systems, Inc.*	400	6,200
Netlogic Microsystems, Inc.*	400	10,992
OmniVision Technologies, Inc.*	700	4,704
Pericom Semiconductor Corp.*	8,300	60,673
Photronics, Inc.*	13,100	12,576
Power Integrations, Inc.	1,000	17,200
Rudolph Technologies, Inc.*	5,900	17,877
Skyworks Solutions, Inc.*	45,700	368,342
Standard Microsystems Corp.*	9,800	182,280
Supertex, Inc.*	5,326	123,030
Tessera Technologies, Inc.*	2,300	30,751
TriQuint Semiconductor, Inc.*	29,600	73,112
Ultratech, Inc.*	11,600	144,884
Varian Semiconductor Equipment Associates, Inc.*	100	2,166
Veeco Instruments, Inc.*	6,800	45,356
Volterra Semiconductor Corp.*	10,015	84,527
Zoran Corp.*	400	3,520
		4,063,313

	Number of
	Shares	Value
COMMON STOCKS
Software (5.1%)
ANSYS, Inc.*	766	$19,227
Blackbaud, Inc.	9,092	105,558
Catapult Communications Corp.*	766	5,339
Commvault Systems, Inc.*	1,200	13,164
Concur Technologies, Inc.*	12,569	241,199
Epicor Software Corp.*	11,400	43,434
EPIQ Systems, Inc.*	10,000	180,300
Fair Isaac Corp.	8,400	118,188
Informatica Corp.*	48,700	645,762
JDA Software Group, Inc.*	5,747	66,378
Manhattan Associates, Inc.*	11,100	192,252
MICROS Systems, Inc.*	82,400	1,545,000
Pegasystems, Inc.	4,141	76,898
Phoenix Technologies, Ltd.*	13,293	21,535
Progress Software Corp.*	13,900	241,304
Quality Systems, Inc.	9,625	435,531
Radiant Systems, Inc.*	5,000	22,050
Smith Micro Software, Inc.*	5,800	30,334
Sonic Solutions*	8,200	9,840
Sourcefire, Inc.*	300	2,184
SPSS, Inc.*	8,700	247,341
SuccessFactors, Inc.*	300	2,289
Take-Two Interactive Software, Inc.	40,400	337,340
Taleo Corp. Class A*	1,100	13,002
TeleCommunication Systems, Inc.*	11,113	101,906
THQ, Inc.*	13,100	39,824
Tyler Technologies, Inc.*	37,100	542,773
Wind River Systems, Inc.*	35,600	227,840
		5,527,792
Specialty Retail (5.4%)
Aaron Rents, Inc.	4,100	109,306
Big 5 Sporting Goods Corp.	1,500	8,805
Brown Shoe Co., Inc.	8,300	31,125
Cabela’s, Inc.*	500	4,555
Charlotte Russe Holding, Inc.*	1,300	10,595
Christopher & Banks Corp.	7,100	29,039
DSW, Inc. Class A*	6,407	59,521
Genesco, Inc.*	200	3,766
Haverty Furniture Cos., Inc.	9,100	95,823
Hibbett Sports, Inc.*	1,900	36,518
Hot Topic, Inc.*	89,548	1,002,042
Jo-Ann Stores, Inc.*	11,400	186,276
Jos. A. Bank Clothiers, Inc.*	6,286	174,814
MarineMax, Inc.*	2,100	4,116
Midas, Inc.*	5,300	41,976
Monro Muffler Brake, Inc.	4,300	117,519
OfficeMax, Inc.	15,500	48,360
Select Comfort Corp.*	31,500	22,680
Sonic Automotive, Inc. Class A	6,200	9,920
Stage Stores, Inc.	500	5,040
Stein Mart, Inc.*	4,600	13,294
The Buckle, Inc.	8,400	268,212
The Cato Corp. Class A	18,200	332,696
The Children’s Place Retail Stores, Inc.*	34,560	756,518
The Dress Barn, Inc.*	30,800	378,532
The Finish Line, Inc. Class A	11,909	78,838
The Gymboree Corp.*	100	2,135
The Men’s Wearhouse, Inc.	16,831	254,821
The Pep Boys-Manny, Moe & Jack	9,200	40,572
Tractor Supply Co.*	46,928	1,692,224
Tween Brands, Inc.*	1,200	2,568
Zale Corp.*	6,200	12,090

	Number of
	Shares	Value
COMMON STOCKS
Specialty Retail
Zumiez, Inc.*	1,700	$16,490
		5,850,786
Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.*	35,300	663,993
Crocs, Inc.*	39,800	47,362
Deckers Outdoor Corp.*	600	31,824
Fossil, Inc.*	106,193	1,667,230
Iconix Brand Group, Inc.*	2,100	18,585
K-Swiss, Inc. Class A	900	7,686
Liz Claiborne, Inc.	18,700	46,189
Lululemon Athletica, Inc.*	9,567	82,850
Maidenform Brands, Inc.*	2,900	26,564
Movado Group, Inc.	400	3,016
Perry Ellis International, Inc.*	1,000	3,460
Quiksilver, Inc.*	50,400	64,512
Skechers U.S.A., Inc. Class A*	2,500	16,675
Steven Madden, Ltd.*	2,800	52,584
True Religion Apparel, Inc.*	500	5,905
UniFirst Corp.	200	5,568
Volcom, Inc.*	300	2,910
Wolverine World Wide, Inc.	6,600	102,828
		2,849,741
Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	300	2,484
Anchor BanCorp Wisconsin, Inc.	2,400	3,240
Bank Mutual Corp.	15,200	137,712
BankUnited Financial Corp. Class A	4,100	943
Berkshire Hills Bancorp, Inc.	100	2,292
Brookline Bancorp, Inc.	20,000	190,000
Corus Bankshares, Inc.*	8,900	2,403
Dime Community Bancshares	9,600	90,048
Downey Financial Corp.	13,200	383
First Financial Holdings, Inc.	500	3,825
First Financial Northwest, Inc.	300	2,502
Flagstar Bancorp, Inc.*	13,363	10,022
Ocwen Financial Corp.*	50,700	579,501
Provident Financial Services, Inc.	781	8,443
Provident New York Bancorp	110	940
Roma Financial Corp.	200	2,590
TrustCo Bank Corp. NY	34,800	209,496
United Financial Bancorp, Inc.	200	2,618
		1,249,442
Tobacco (0.1%)
Alliance One International, Inc.*	17,300	66,432

Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	1,900	32,053
Beacon Roofing Supply, Inc.*	14,800	198,172
Building Materials Holding Corp.*	13,800	3,450
Kaman Corp.	7,007	87,868
Lawson Products, Inc.	1,600	19,472
Titan Machinery, Inc.*	200	1,798
Watsco, Inc.	24,600	837,138
		1,179,951
Water Utilities (0.1%)
American States Water Co.	1,600	58,112
Connecticut Water Service, Inc.	100	2,028
SJW Corp.	100	2,543
		62,683

	Number of
	Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.	1,300	$11,973
TOTAL COMMON STOCKS (Cost $128,999,341)		108,623,257

RIGHTS (0.0%)
Insurance (0.0%)
United America Indemnity Ltd. Expires 04/06/09* (Cost $0)	300	159

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $128,999,341)		108,623,416

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(393,053)

NET ASSETS (100.0%)		$108,230,363

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$108,623,416	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$108,623,416	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $128,999,341, $5,203,907, $(25,579,832) and $(20,375,925), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009